UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:	811-04997

Exact name of registrant as specified in charter:	Delaware Group® Equity Funds V

Address of principal executive offices:	610 Market Street
Philadelphia, PA 19106

Name and address of agent for service:	David F. Connor, Esq.
610 Market Street
Philadelphia, PA 19106

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	November 30

Date of reporting period:	May 31, 2021

Item 1. Reports to Stockholders

Semiannual report

Multi-asset mutual fund

Delaware Wealth Builder Fund

May 31, 2021

Carefully consider the Fund’s investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Fund’s prospectus and its summary prospectus, which may be obtained by visiting delawarefunds.com/literature or calling 800 523-1918. Investors should read the prospectus and the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail.
Visit delawarefunds.com/edelivery.

Experience Delaware Funds® by Macquarie

Macquarie Investment Management (MIM) is a global asset manager with offices in the United States, Europe, Asia, and Australia. As active managers, we prioritize autonomy and accountability at the investment team level in pursuit of opportunities that matter for clients. Delaware Funds is one of the longest-standing mutual fund families, with more than 80 years in existence.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Funds or obtain a prospectus for Delaware Wealth Builder Fund at delawarefunds.com/literature.

Manage your account online

●	Check your account balance and transactions
●	View statements and tax forms
●	Make purchases and redemptions

Visit delawarefunds.com/account-access.

Macquarie Asset Management (MAM) offers a diverse range of products including securities investment management, infrastructure and real asset management, and fund and equity-based structured products. MIM is the marketing name for certain companies comprising the asset management division of Macquarie Group. This includes the following investment advisers: Macquarie Investment Management Business Trust (MIMBT), Macquarie Funds Management Hong Kong Limited, Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Global Limited, Macquarie Investment Management Europe Limited, and Macquarie Investment Management Europe S.A.

The Fund is distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT and Macquarie Group Limited.

Other than Macquarie Bank Limited (MBL), none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise.

The Fund is governed by US laws and regulations.

Unless otherwise noted, views expressed herein are current as of May 31, 2021, and subject to change for events occurring after such date.

The Fund is not FDIC insured and is not guaranteed. It is possible to lose the principal amount invested.

Advisory services provided by Delaware Management Company, a series of MIMBT, a US registered investment advisor.

All third-party marks cited are the property of their respective owners.

© 2021 Macquarie Management Holdings, Inc.

Disclosure of Fund expenses
For the six-month period from December 1, 2020 to May 31, 2021 (Unaudited)

The Fund seeks to provide high current income and an investment that has the potential for capital appreciation.

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from December 1, 2020 to May 31, 2021.

Actual expenses

The first section of the table shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s expenses shown in the table reflect fee waivers in effect and assume reinvestment of all dividends and distributions.

Disclosure of Fund expenses
For the six-month period from December 1, 2020 to May 31, 2021 (Unaudited)

Delaware Wealth Builder Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	12/1/20	5/31/21	Expense Ratio	12/1/20 to 5/31/21*
Actual Fund return†
Class A	$1,000.00	$1,131.90	1.08%	$5.74
Class C	1,000.00	1,128.70	1.83%	9.71
Class R	1,000.00	1,130.40	1.33%	7.06
Institutional Class	1,000.00	1,133.40	0.83%	4.41
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,019.55	1.08%	$5.44
Class C	1,000.00	1,015.81	1.83%	9.20
Class R	1,000.00	1,018.30	1.33%	6.69
Institutional Class	1,000.00	1,020.79	0.83%	4.18

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).
†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

In addition to the Fund’s expenses reflected above, the Fund also indirectly bears its portion of the fees and expenses of the investment companies (Underlying Funds) in which it invests, including exchange-traded funds. The table above does not reflect the expenses of the Underlying Funds.

Security type / sector allocation and top 10
equity holdings
Delaware Wealth Builder Fund	As of May 31, 2021 (Unaudited)

Sector designations may be different from the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications.

Security type / sector	Percentage of net assets
Agency Mortgage-Backed Securities	0.94%
Collateralized Debt Obligations	0.19%
Convertible Bonds	8.57%
Corporate Bonds	14.19%
Banking	1.01%
Basic Industry	1.66%
Capital Goods	0.38%
Communications	1.05%
Consumer Cyclical	1.73%
Consumer Non-Cyclical	0.63%
Energy	1.98%
Financials	0.98%
Healthcare	1.17%
Insurance	0.22%
Media	1.39%
Real Estate Investment Trusts	0.21%
Services	0.44%
Technology & Electronics	0.31%
Transportation	0.32%
Utilities	0.71%
Non-Agency Asset-Backed Securities	0.02%
Non-Agency Commercial Mortgage-Backed Securities	0.46%
Sovereign Bonds	2.10%
Supranational Bank	0.24%
US Treasury Obligations	1.06%
Common Stock	58.04%
Communication Services	3.91%
Consumer Discretionary	6.99%
Consumer Staples	5.72%
Energy	1.41%
Financials	6.19%
Healthcare	8.90%
Industrials	4.46%
Information Technology	11.43%
Materials	1.53%
Real Estate	0.07%
REIT Diversified	0.47%
REIT Healthcare	0.67%

Security type / sector allocation and top 10
equity holdings
Delaware Wealth Builder Fund

Security type / sector	Percentage of net assets
REIT Hotel	0.05%
REIT Industrial	0.63%
REIT Information Technology	0.51%
REIT Mall	0.39%
REIT Manufactured Housing	0.18%
REIT Mortgage	0.16%
REIT Multifamily	1.45%
REIT Office	0.18%
REIT Self-Storage	0.45%
REIT Shopping Center	0.47%
REIT Single Tenant	0.31%
REIT Specialty	0.47%
Utilities	1.04%
Convertible Preferred Stock	2.76%
Preferred Stock	0.00%
Exchange-Traded Funds	7.39%
Limited Partnerships	2.21%
Leveraged Non-Recourse Security	0.00%
Short-Term Investments	1.33%
Total Value of Securities	99.50%
Receivables and Other Assets Net of Liabilities	0.50%
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 equity holdings	Percentage of net assets
Johnson & Johnson	1.27%
Apple	1.14%
Lowe’s	1.14%
Broadcom	1.11%
MetLife	1.07%
Merck & Co.	1.06%
Microsoft	1.05%
Verizon Communications	1.05%
Cisco Systems	1.04%
Discover Financial Services	1.03%

Schedule of investments
Delaware Wealth Builder Fund	May 31, 2021 (Unaudited)

	Principal amount°	Value (US $)
Agency Mortgage-Backed Securities – 0.94%
Fannie Mae S.F. 15 yr
2.00% 3/1/36	104,356	$108,060
Fannie Mae S.F. 20 yr
2.00% 3/1/41	48,334	49,508
2.00% 4/1/41	21,829	22,296
2.00% 5/1/41	40,865	41,675
Fannie Mae S.F. 30 yr
2.00% 12/1/50	27,459	27,795
2.00% 1/1/51	75,814	76,652
2.00% 2/1/51	69,762	70,560
2.00% 3/1/51	50,298	50,850
2.00% 5/1/51	17,969	18,182
2.50% 1/1/43	24,271	25,376
2.50% 1/1/51	62,744	65,036
2.50% 5/1/51	18,000	18,675
3.00% 11/1/46	78,292	82,964
3.00% 11/1/48	14,630	15,427
3.00% 12/1/49	7,506	7,952
3.00% 6/1/50	43,095	45,027
3.00% 8/1/50	75,441	79,370
3.00% 9/1/50	29,560	30,905
3.50% 2/1/48	77,759	83,300
3.50% 11/1/48	25,026	26,541
3.50% 12/1/49	245,364	263,507
4.00% 4/1/47	12,128	13,245
4.00% 6/1/48	146,437	160,010
4.00% 9/1/48	7,373	7,992
4.00% 6/1/49	11,796	12,759
4.50% 2/1/41	12,073	13,362
4.50% 10/1/45	12,276	13,672
4.50% 4/1/48	519,286	573,312
4.50% 1/1/49	176,864	193,842
4.50% 1/1/50	20,314	22,117
5.00% 7/1/49	175,998	194,257
Fannie Mae S.F. 30 yr TBA
2.00% 6/1/51	142,000	143,412
2.50% 6/1/51	884,000	915,165
Freddie Mac S.F. 15 yr
1.50% 3/1/36	76,168	77,282
2.00% 12/1/35	79,254	82,310
Freddie Mac S.F. 20 yr
2.00% 3/1/41	55,252	56,594
2.00% 4/1/41	49,580	50,876

Schedule of investments
Delaware Wealth Builder Fund

	Principal amount°	Value (US $)
Agency Mortgage-Backed Securities (continued)
Freddie Mac S.F. 30 yr
2.50% 10/1/50	44,129	$46,027
2.50% 2/1/51	26,416	27,562
3.00% 1/1/50	13,373	14,039
4.00% 7/1/47	4,412	4,748
4.00% 10/1/47	41,959	45,094
4.50% 1/1/49	14,232	15,679
4.50% 4/1/49	15,665	17,198
4.50% 8/1/49	38,250	42,092
Total Agency Mortgage-Backed Securities (cost $3,931,372)		3,952,304

Collateralized Debt Obligations – 0.19%
Cedar Funding IX CLO
Series 2018-9A A1 144A 1.168% (LIBOR03M +
0.98%, Floor 0.98%) 4/20/31 #, •	250,000	250,175
Octagon Investment Partners 48
Series 2020-3A A 144A 1.688% (LIBOR03M +
1.50%, Floor 1.50%) 10/20/31 #, •	300,000	300,505
Sound Point Clo XXI
Series 2018-3A A1A 144A 1.356% (LIBOR03M +
1.18%, Floor 1.18%) 10/26/31 #, •	250,000	250,410
Total Collateralized Debt Obligations (cost $793,758)		801,090

Convertible Bonds – 8.57%
Basic Industry – 0.18%
Ivanhoe Mines 144A 2.50% exercise price $7.43,
maturity date 4/15/26 #	602,000	737,450
		737,450
Capital Goods – 0.33%
Chart Industries 144A 1.00% exercise price $58.73,
maturity date 11/15/24 #	550,000	1,398,719
		1,398,719
Communications – 1.61%
Cable One 144A 1.125% exercise price $2,275.83,
maturity date 3/15/28 #	1,124,000	1,118,993
DISH Network 3.375% exercise price $65.18,
maturity date 8/15/26	1,036,000	1,071,742
InterDigital 2.00% exercise price $81.29, maturity
date 6/1/24	1,065,000	1,248,839
Liberty Broadband 144A 1.25% exercise price
$900.01, maturity date 9/30/50 #	1,250,000	1,259,375

	Principal amount°	Value (US $)
Convertible Bonds (continued)
Communications (continued)
Liberty Latin America 2.00% exercise price $20.65,
maturity date 7/15/24	499,000	$516,289
Liberty Media 2.25% exercise price $32.97, maturity
date 9/30/46	3,239,000	1,526,541
		6,741,779
Consumer Cyclical – 0.19%
Ford Motor 144A 0.00% exercise price $17.49,
maturity date 3/15/26 #, ^	701,000	774,270
		774,270
Consumer Non-Cyclical – 2.34%
BioMarin Pharmaceutical 0.599% exercise price
$124.67, maturity date 8/1/24	689,000	697,612
Chefs’ Warehouse 1.875% exercise price $44.20,
maturity date 12/1/24	1,330,000	1,368,304
Collegium Pharmaceutical 2.625% exercise price
$29.19, maturity date 2/15/26	722,000	788,581
FTI Consulting 2.00% exercise price $101.38,
maturity date 8/15/23	793,000	1,143,109
Insulet 0.375% exercise price $226.73, maturity
date 9/1/26	328,000	441,775
Integra LifeSciences Holdings 0.50% exercise price
$73.67, maturity date 8/15/25	1,246,000	1,393,153
Ionis Pharmaceuticals 0.125% exercise price
$83.28, maturity date 12/15/24	750,000	686,384
Jazz Investments I 144A 2.00% exercise price
$155.81, maturity date 6/15/26 #	565,000	759,219
Neurocrine Biosciences 2.25% exercise price
$75.92, maturity date 5/15/24	310,000	420,631
Paratek Pharmaceuticals 4.75% exercise price
$15.90, maturity date 5/1/24	1,350,000	1,274,906
Repay Holdings 144A 0.484% exercise price
$33.60, maturity date 2/1/26 #, ^	104,000	100,945
Travere Therapeutics 2.50% exercise price $38.80,
maturity date 9/15/25	825,000	705,113
		9,779,732
Energy – 0.95%
Cheniere Energy 4.25% exercise price $138.38,
maturity date 3/15/45	2,444,000	2,055,127
Helix Energy Solutions Group 6.75% exercise price
$6.97, maturity date 2/15/26	1,291,000	1,524,155
NextEra Energy Partners 144A 0.357% exercise
price $76.16, maturity date 11/15/25 #, ^	387,000	400,932

Schedule of investments
Delaware Wealth Builder Fund

	Principal amount°	Value (US $)
Convertible Bonds (continued)
Energy (continued)
PDC Energy 1.125% exercise price $85.39, maturity
date 9/15/21	2,000	$2,003
		3,982,217
Real Estate Investment Trusts – 0.53%
Blackstone Mortgage Trust 4.75% exercise price
$36.23, maturity date 3/15/23	1,278,000	1,325,158
Summit Hotel Properties 1.50% exercise price
$11.99, maturity date 2/15/26	868,000	911,400
		2,236,558
Technology – 1.79%
Coherus Biosciences 1.50% exercise price $19.26,
maturity date 4/15/26	708,000	710,979
Knowles 3.25% exercise price $18.43, maturity date
11/1/21	585,000	673,861
Microchip Technology 1.625% exercise price
$94.13, maturity date 2/15/27	634,000	1,476,015
ON Semiconductor 1.625% exercise price $20.72,
maturity date 10/15/23	622,000	1,230,005
Palo Alto Networks 0.75% exercise price $266.35,
maturity date 7/1/23	767,000	1,104,480
Quotient Technology 1.75% exercise price $17.36,
maturity date 12/1/22	1,308,000	1,365,838
Synaptics 0.50% exercise price $72.85, maturity
date 6/15/22	544,000	938,400
		7,499,578
Transportation – 0.38%
Seaspan 144A 3.75% exercise price $13.01,
maturity date 12/15/25 #	1,135,000	1,385,268
Spirit Airlines 1.00% exercise price $49.07, maturity
date 5/15/26	188,000	192,944
		1,578,212
Utilities – 0.27%
NRG Energy 2.75% exercise price $45.54, maturity
date 6/1/48	1,065,000	1,150,200
		1,150,200
Total Convertible Bonds (cost $31,634,933)		35,878,715

Corporate Bonds – 14.19%
Banking – 1.01%
Banco Continental 144A 2.75% 12/10/25 #	200,000	196,916

		Principal amount°	Value (US $)
Corporate Bonds (continued)
Banking (continued)
Banco del Estado de Chile 144A 2.704% 1/9/25 #		205,000	$213,715
Banco Nacional de Panama 144A 2.50% 8/11/30 #		200,000	194,997
Bank of America
1.922% 10/24/31 µ		70,000	66,943
2.456% 10/22/25 µ		15,000	15,806
2.884% 10/22/30 µ		20,000	20,815
3.194% 7/23/30 µ		55,000	58,535
Bank of Georgia 144A 6.00% 7/26/23 #		200,000	213,790
BBVA Bancomer
144A 1.875% 9/18/25 #		200,000	202,252
144A 6.75% 9/30/22 #		274,000	292,152
Deutsche Bank 2.222% 9/18/24 µ		150,000	154,320
Development Bank of Kazakhstan 144A 10.95%
5/6/26 #	KZT	100,000,000	235,229
Goldman Sachs Group 3.50% 4/1/25		80,000	87,263
JPMorgan Chase & Co.
2.739% 10/15/30 µ		20,000	20,726
4.023% 12/5/24 µ		80,000	86,743
5.00% 8/1/24 µ, ψ		85,000	89,425
Morgan Stanley
1.794% 2/13/32 µ		25,000	23,586
5.00% 11/24/25		95,000	110,285
5.875% 9/15/26 µ, ψ		530,000	604,862
Natwest Group 8.625% 8/15/21 µ, ψ		320,000	324,003
PNC Financial Services Group 2.60% 7/23/26		180,000	192,360
Popular 6.125% 9/14/23		342,000	367,906
State Street
3.10% 5/15/23		10,000	10,554
3.30% 12/16/24		130,000	142,683
Truist Bank 2.636% 9/17/29 µ		185,000	194,633
US Bancorp
3.00% 7/30/29		25,000	26,716
3.10% 4/27/26		25,000	27,309
3.375% 2/5/24		60,000	64,588
			4,239,112
Basic Industry – 1.66%
Allegheny Technologies 5.875% 12/1/27		220,000	233,516
AngloGold Ashanti Holdings 3.75% 10/1/30		200,000	207,672
Avient 144A 5.75% 5/15/25 #		118,000	125,079
Boise Cascade 144A 4.875% 7/1/30 #		87,000	92,111
Chemours 144A 5.75% 11/15/28 #		250,000	267,528

Schedule of investments
Delaware Wealth Builder Fund

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Basic Industry (continued)
Corp Nacional del Cobre de Chile 144A 3.15%
1/14/30 #	200,000	$206,791
CSN Inova Ventures 144A 6.75% 1/28/28 #	200,000	220,513
First Quantum Minerals
144A 7.25% 4/1/23 #	250,000	255,211
144A 7.50% 4/1/25 #	250,000	259,890
Freeport-McMoRan
4.55% 11/14/24	200,000	217,264
4.625% 8/1/30	235,000	258,321
5.45% 3/15/43	320,000	386,800
Hutama Karya Persero 144A 3.75% 5/11/30 #	200,000	212,500
International Flavors & Fragrances 144A 1.832%
10/15/27 #	135,000	134,329
Koppers 144A 6.00% 2/15/25 #	434,000	446,076
Minera Mexico 144A 4.50% 1/26/50 #	200,000	216,875
New Gold 144A 7.50% 7/15/27 #	230,000	250,994
Newmont 2.80% 10/1/29	190,000	197,276
NOVA Chemicals 144A 4.25% 5/15/29 #	240,000	240,954
OCP 144A 4.50% 10/22/25 #	200,000	214,425
Olin
5.00% 2/1/30	135,000	143,465
5.125% 9/15/27	437,000	456,827
PowerTeam Services 144A 9.033% 12/4/25 #	485,000	536,243
Standard Industries 144A 4.75% 1/15/28 #	230,000	239,355
Steel Dynamics 5.00% 12/15/26	505,000	528,782
Univar Solutions USA 144A 5.125% 12/1/27 #	180,000	189,002
US Concrete 6.375% 6/1/24	2,000	2,044
Vale Overseas 3.75% 7/8/30	193,000	205,201
		6,945,044
Capital Goods – 0.38%
Ardagh Packaging Finance 144A 5.25% 8/15/27 #	235,000	237,350
Intertape Polymer Group 144A 4.375% 6/15/29 #	260,000	262,925
Terex 144A 5.00% 5/15/29 #	270,000	281,159
TransDigm 144A 6.25% 3/15/26 #	262,000	276,503
Vertical US Newco 144A 5.25% 7/15/27 #	510,000	531,038
		1,588,975
Communications – 1.05%
Altice France Holding 144A 6.00% 2/15/28 #	515,000	505,393
AT&T 4.35% 3/1/29	170,000	194,573
Connect Finco 144A 6.75% 10/1/26 #	250,000	258,757

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Communications (continued)
Consolidated Communications
144A 5.00% 10/1/28 #	110,000	$112,064
144A 6.50% 10/1/28 #	110,000	119,198
Frontier Communications Holdings 144A 5.875%
10/15/27 #	230,000	244,841
Level 3 Financing 144A 4.25% 7/1/28 #	220,000	220,748
Millicom International Cellular 144A 4.50%
4/27/31 #	200,000	209,360
Ooredoo International Finance 144A 5.00%
10/19/25 #	200,000	230,682
Sprint 7.125% 6/15/24	527,000	608,242
T-Mobile USA
2.625% 4/15/26	130,000	132,476
3.375% 4/15/29	130,000	132,467
3.50% 4/15/31	75,000	76,372
3.875% 4/15/30	120,000	131,757
Verizon Communications
4.50% 8/10/33	95,000	111,721
4.522% 9/15/48	35,000	41,460
Vodafone Group
4.25% 9/17/50	110,000	122,065
4.875% 6/19/49	40,000	48,278
Zayo Group Holdings
144A 4.00% 3/1/27 #	415,000	406,181
144A 6.125% 3/1/28 #	500,000	509,635
		4,416,270
Consumer Cyclical – 1.73%
Allison Transmission 144A 5.875% 6/1/29 #	460,000	499,779
Boyd Gaming 6.375% 4/1/26	452,000	467,571
Caesars Entertainment 144A 6.25% 7/1/25 #	505,000	532,861
Carnival
144A 5.75% 3/1/27 #	450,000	478,688
144A 7.625% 3/1/26 #	325,000	356,281
Ford Motor 9.00% 4/22/25	235,000	287,417
Ford Motor Credit
3.375% 11/13/25	480,000	492,026
4.542% 8/1/26	515,000	555,278
General Motors Financial
4.35% 4/9/25	75,000	83,509
5.25% 3/1/26	95,000	110,232
H&E Equipment Services 144A 3.875% 12/15/28 #	145,000	140,446

Schedule of investments
Delaware Wealth Builder Fund

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Consumer Cyclical (continued)
Hilton Domestic Operating 144A 4.00% 5/1/31 #	205,000	$207,014
Hilton Worldwide Finance 4.875% 4/1/27	545,000	568,402
Jaguar Land Rover Automotive 144A 5.875%
1/15/28 #	200,000	204,463
L Brands
6.875% 11/1/35	250,000	301,584
6.95% 3/1/33	167,000	195,200
Levi Strauss & Co. 144A 3.50% 3/1/31 #	220,000	216,946
MGM Resorts International 4.75% 10/15/28	95,000	100,355
Royal Caribbean Cruises 144A 5.50% 4/1/28 #	455,000	479,456
Scientific Games International 144A 8.25%
3/15/26 #	164,000	176,628
Six Flags Entertainment 144A 4.875% 7/31/24 #	150,000	151,589
Wyndham Hotels & Resorts 144A 4.375% 8/15/28 #	627,000	641,954
		7,247,679
Consumer Non-Cyclical – 0.63%
Anheuser-Busch InBev Worldwide
3.65% 2/1/26	125,000	138,545
4.15% 1/23/25	50,000	55,873
Auna 144A 6.50% 11/20/25 #	200,000	207,340
BAT Capital 2.259% 3/25/28	55,000	54,152
Bunge Finance 1.63% 8/17/25	150,000	151,987
CVS Health 3.25% 8/15/29	185,000	199,066
Gilead Sciences 4.15% 3/1/47	165,000	185,619
JBS USA LUX 144A 6.50% 4/15/29 #	305,000	341,870
Kraft Heinz Foods
3.875% 5/15/27	240,000	262,890
5.20% 7/15/45	480,000	567,851
Post Holdings
144A 5.625% 1/15/28 #	160,000	169,419
144A 5.75% 3/1/27 #	295,000	308,850
		2,643,462
Energy – 1.98%
Apache
4.75% 4/15/43	155,000	153,495
4.875% 11/15/27	120,000	126,161
Ascent Resources Utica Holdings 144A 7.00%
11/1/26 #	240,000	247,285

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Energy (continued)
Chevron USA
3.25% 10/15/29	85,000	$93,400
3.90% 11/15/24	20,000	22,132
4.20% 10/15/49	15,000	17,900
5.05% 11/15/44	5,000	6,510
CNX Resources
144A 6.00% 1/15/29 #	255,000	272,573
144A 7.25% 3/14/27 #	120,000	129,198
Crestwood Midstream Partners 144A 6.00%
2/1/29 #	243,000	251,832
DCP Midstream Operating 5.125% 5/15/29	360,000	388,539
Energy Transfer
5.25% 4/15/29	95,000	110,755
6.25% 4/15/49	60,000	75,008
Enterprise Products Operating 3.20% 2/15/52	50,000	47,095
EQM Midstream Partners
144A 4.75% 1/15/31 #	150,000	151,146
144A 6.50% 7/1/27 #	270,000	297,412
Genesis Energy
7.75% 2/1/28	390,000	392,804
8.00% 1/15/27	245,000	252,044
KazTransGas 144A 4.375% 9/26/27 #	381,000	425,545
Lukoil Securities 144A 3.875% 5/6/30 #	205,000	216,787
Marathon Oil 4.40% 7/15/27	150,000	168,802
MPLX
4.00% 3/15/28	30,000	33,292
5.50% 2/15/49	55,000	68,083
Murphy Oil 6.375% 7/15/28	405,000	425,825
Murphy Oil USA 144A 3.75% 2/15/31 #	230,000	223,914
Noble Energy 4.95% 8/15/47	50,000	64,961
NuStar Logistics 5.625% 4/28/27	228,000	241,501
Occidental Petroleum
3.00% 2/15/27	130,000	123,156
3.40% 4/15/26	125,000	122,038
3.50% 8/15/29	130,000	122,052
6.125% 1/1/31	215,000	238,753
6.45% 9/15/36	105,000	118,425
6.625% 9/1/30	210,000	240,935
PDC Energy 5.75% 5/15/26	285,000	297,828
Pioneer Natural Resources 1.90% 8/15/30	95,000	89,509
PTTEP Treasury Center 144A 2.587% 6/10/27 #	185,000	191,351

Schedule of investments
Delaware Wealth Builder Fund

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Energy (continued)
Sabine Pass Liquefaction
5.625% 3/1/25	55,000	$63,186
5.75% 5/15/24	110,000	124,263
Southwestern Energy 7.75% 10/1/27	240,000	260,892
Targa Resources Partners 5.375% 2/1/27	237,000	247,048
TechnipFMC 144A 6.50% 2/1/26 #	455,000	489,932
Tengizchevroil Finance Co. International 144A
2.625% 8/15/25 #	200,000	204,509
Tennessee Gas Pipeline 144A 2.90% 3/1/30 #	130,000	132,543
UEP Penonome II 144A 6.50% 10/1/38 #	197,194	200,032
Western Midstream Operating 4.75% 8/15/28	115,000	123,528
		8,293,979
Financials – 0.98%
AerCap Global Aviation Trust 144A 6.50%
6/15/45 #, µ	240,000	255,900
AerCap Ireland Capital 4.45% 4/3/26	150,000	164,771
Air Lease 2.875% 1/15/26	150,000	157,329
Ally Financial
4.70% 5/15/26 µ, ψ	230,000	236,900
5.75% 11/20/25	798,000	918,671
8.00% 11/1/31	385,000	544,634
Banco BTG Pactual 144A 2.75% 1/11/26 #	200,000	193,302
DAE Sukuk Difc 144A 3.75% 2/15/26 #	400,000	420,824
Hightower Holding 144A 6.75% 4/15/29 #	150,000	152,455
INEOS Quattro Finance 2 144A 3.375% 1/15/26 #	200,000	200,188
Jefferies Group
4.15% 1/23/30	170,000	188,569
6.45% 6/8/27	10,000	12,513
6.50% 1/20/43	5,000	6,778
Midcap Financial Issuer Trust 144A 6.50% 5/1/28 #	200,000	209,474
MSCI 144A 3.625% 11/1/31 #	215,000	217,027
Oryx Funding 144A 5.80% 2/3/31 #	200,000	211,772
		4,091,107
Healthcare – 1.17%
Bausch Health 144A 5.50% 11/1/25 #	490,000	503,622
Centene
3.375% 2/15/30	295,000	298,342
144A 5.375% 8/15/26 #	470,000	492,339
Community Health Systems
144A 4.75% 2/15/31 #	180,000	176,753
144A 6.625% 2/15/25 #	170,000	179,138

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Healthcare (continued)
DaVita 144A 4.625% 6/1/30 #	205,000	$209,345
Encompass Health 5.75% 9/15/25	244,000	251,630
Hadrian Merger Sub 144A 8.50% 5/1/26 #	275,000	286,660
HCA
5.375% 2/1/25	339,000	379,680
5.875% 2/15/26	219,000	250,481
7.58% 9/15/25	219,000	262,800
Ortho-Clinical Diagnostics
144A 7.25% 2/1/28 #	120,000	130,662
144A 7.375% 6/1/25 #	147,000	157,758
Service Corp International 4.00% 5/15/31	425,000	433,266
Tenet Healthcare
144A 4.25% 6/1/29 #	240,000	240,211
5.125% 5/1/25	345,000	350,180
144A 6.125% 10/1/28 #	280,000	293,427
Universal Health Services 144A 5.00% 6/1/26 #	5,000	5,145
		4,901,439
Insurance – 0.22%
HUB International 144A 7.00% 5/1/26 #	415,000	431,550
USI 144A 6.875% 5/1/25 #	468,000	476,345
		907,895
Media – 1.39%
Altice Financing 144A 5.00% 1/15/28 #	200,000	198,737
AMC Networks 4.25% 2/15/29	540,000	536,625
CCO Holdings
144A 4.50% 8/15/30 #	105,000	107,131
4.50% 5/1/32	60,000	60,741
144A 5.375% 6/1/29 #	520,000	565,768
144A 5.875% 5/1/27 #	519,000	536,553
Charter Communications Operating
4.80% 3/1/50	70,000	76,967
5.05% 3/30/29	100,000	116,605
Clear Channel Outdoor Holdings 144A 7.50%
6/1/29 #	140,000	139,811
Comcast 3.20% 7/15/36	80,000	84,133
CSC Holdings
144A 3.375% 2/15/31 #	400,000	373,768
144A 5.00% 11/15/31 #	215,000	213,910
5.25% 6/1/24	5,000	5,430
Cumulus Media New Holdings 144A 6.75% 7/1/26 #	253,000	264,635
Discovery Communications 4.125% 5/15/29	135,000	149,134

Schedule of investments
Delaware Wealth Builder Fund

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Media (continued)
Gray Television 144A 4.75% 10/15/30 #	475,000	$467,238
Netflix 5.875% 11/15/28	400,000	484,538
Sinclair Television Group 144A 5.125% 2/15/27 #	362,000	362,905
Sirius XM Radio 144A 5.00% 8/1/27 #	470,000	491,737
Terrier Media Buyer 144A 8.875% 12/15/27 #	250,000	267,813
Time Warner Cable 7.30% 7/1/38	60,000	85,054
Time Warner Entertainment 8.375% 3/15/23	25,000	28,430
ViacomCBS 4.375% 3/15/43	180,000	196,093
		5,813,756
Real Estate Investment Trusts – 0.21%
CubeSmart 3.00% 2/15/30	140,000	144,661
Global Net Lease 144A 3.75% 12/15/27 #	53,000	51,369
Iron Mountain 144A 4.50% 2/15/31 #	440,000	437,932
MGM Growth Properties Operating Partnership
144A 3.875% 2/15/29 #	50,000	50,649
5.75% 2/1/27	160,000	177,401
		862,012
Services – 0.44%
Aramark Services 144A 5.00% 2/1/28 #	485,000	501,217
Covanta Holding 5.875% 7/1/25	233,000	241,179
GFL Environmental 144A 3.75% 8/1/25 #	98,000	100,524
Legends Hospitality Holding 144A 5.00% 2/1/26 #	150,000	155,438
Nielsen Finance
144A 4.50% 7/15/29 #	60,000	60,237
144A 4.75% 7/15/31 #	205,000	205,267
Prime Security Services Borrower 144A 5.75%
4/15/26 #	310,000	339,543
United Rentals North America 3.875% 2/15/31	241,000	242,506
		1,845,911
Technology & Electronics – 0.31%
Apple 2.20% 9/11/29	140,000	143,622
Global Payments 2.65% 2/15/25	135,000	142,555
Go Daddy Operating 144A 3.50% 3/1/29 #	240,000	231,900
NXP 144A 4.875% 3/1/24 #	80,000	88,625
SS&C Technologies 144A 5.50% 9/30/27 #	660,000	699,831
		1,306,533
Transportation – 0.32%
Delta Air Lines 7.375% 1/15/26	475,000	559,674
Mileage Plus Holdings 144A 6.50% 6/20/27 #	250,000	274,763

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Transportation (continued)
Rutas 2 and 7 Finance 144A 3.413% 9/30/36 #, ^	200,000	$143,500
Southwest Airlines 5.125% 6/15/27	40,000	46,842
United Airlines
144A 4.375% 4/15/26 #	85,000	88,189
144A 4.625% 4/15/29 #	105,000	108,612
VistaJet Malta Finance 144A 10.50% 6/1/24 #	100,000	107,375
		1,328,955
Utilities – 0.71%
Calpine
144A 4.50% 2/15/28 #	92,000	93,150
144A 5.00% 2/1/31 #	255,000	247,656
144A 5.25% 6/1/26 #	167,000	172,099
Centrais Eletricas Brasileiras 144A 3.625% 2/4/25 #	200,000	206,875
Duke Energy 4.875% 9/16/24 µ, ψ	85,000	90,440
Edison International 5.375% 3/15/26 µ, ψ	220,000	222,750
Entergy Louisiana 4.95% 1/15/45	5,000	5,500
Entergy Mississippi 2.85% 6/1/28	60,000	63,304
Entergy Texas 3.55% 9/30/49	115,000	117,980
Evergy 2.90% 9/15/29	160,000	165,412
Evergy Metro 3.65% 8/15/25	25,000	27,459
Infraestructura Energetica Nova 144A 3.75%
1/14/28 #	205,000	219,863
Mong Duong Finance Holdings 144A 5.125%
5/7/29 #	500,000	498,207
NextEra Energy Capital Holdings 5.65% 5/1/79 µ	55,000	63,537
PG&E 5.25% 7/1/30	245,000	248,063
Southern California Edison
4.00% 4/1/47	30,000	30,648
4.875% 3/1/49	45,000	52,204
Southwestern Electric Power 4.10% 9/15/28	165,000	186,372
Vistra Operations 144A 4.375% 5/1/29 #	240,000	241,700
		2,953,219
Total Corporate Bonds (cost $57,282,745)		59,385,348

Non-Agency Asset-Backed Securities – 0.02%
Domino’s Pizza Master Issuer
Series 2021-1A A2I 144A 2.662% 4/25/51 #	100,000	101,756
Total Non-Agency Asset-Backed Securities (cost $100,000)		101,756

Schedule of investments
Delaware Wealth Builder Fund

		Principal amount°	Value (US $)
Non-Agency Commercial Mortgage-Backed Securities – 0.46%
BANK
Series 2017-BNK5 B 3.896% 6/15/60 •		95,000	$104,159
Series 2019-BN20 A3 3.011% 9/15/62		250,000	268,862
Benchmark Mortgage Trust
Series 2020-B20 A5 2.034% 10/15/53		300,000	298,038
Series 2021-B24 A5 2.584% 3/15/54		260,000	269,321
CD Mortgage Trust
Series 2019-CD8 A4 2.912% 8/15/57		250,000	265,269
Grace Trust
Series 2020-GRCE A 144A 2.347% 12/10/40 #		100,000	100,579
GS Mortgage Securities Trust
Series 2017-GS6 A3 3.433% 5/10/50		165,000	181,766
Series 2019-GC42 A4 3.001% 9/1/52		250,000	268,574
JPM-BB Commercial Mortgage Securities Trust
Series 2015-C33 A4 3.77% 12/15/48		150,000	165,991
Total Non-Agency Commercial Mortgage-Backed Securities (cost $1,889,639)			1,922,559

Sovereign Bonds – 2.10%Δ
Armenia – 0.04%
Republic of Armenia International Bond
144A 3.60% 2/2/31 #		200,000	185,544
			185,544
Bermuda – 0.05%
Bermuda Government International Bond
144A 2.375% 8/20/30 #		200,000	198,000
			198,000
Brazil – 0.10%
Brazil Notas do Tesouro Nacional Serie F
10.00% 1/1/27	BRL	2,000,000	408,510
			408,510
Colombia – 0.08%
Colombian TES
7.00% 6/30/32	COP	1,270,900,000	329,824
			329,824
Dominican Republic – 0.15%
Dominican Republic International Bonds
144A 4.50% 1/30/30 #		396,000	407,088
144A 4.875% 9/23/32 #		200,000	207,400
			614,488

		Principal amount°	Value (US $)
Sovereign BondsΔ (continued)
Egypt – 0.15%
Egypt Government International Bonds
144A 5.75% 5/29/24 #		400,000	$428,498
7.903% 2/21/48		200,000	202,810
			631,308
Gabon – 0.05%
Gabon Government International Bond
144A 6.625% 2/6/31 #		200,000	199,886
			199,886
Honduras – 0.05%
Honduras Government International Bond
144A 5.625% 6/24/30 #		200,000	211,000
			211,000
Indonesia – 0.10%
Indonesia Government International Bond 144A
4.125% 1/15/25 #		300,000	331,793
Indonesia Treasury Bond 6.125% 5/15/28	IDR	1,339,000,000	93,665
			425,458
Ivory Coast – 0.14%
Ivory Coast Government International Bonds
144A 4.875% 1/30/32 #	EUR	200,000	247,197
144A 6.125% 6/15/33 #		200,000	213,593
144A 6.875% 10/17/40 #	EUR	100,000	133,454
			594,244
Malaysia – 0.13%
Malaysia Government Bond
3.955% 9/15/25	MYR	2,131,000	544,361
			544,361
Mongolia – 0.05%
Mongolia Government International Bond
144A 5.625% 5/1/23 #		200,000	210,736
			210,736
Morocco – 0.08%
Morocco Government International Bonds
144A 1.375% 3/30/26 #	EUR	100,000	123,548
144A 2.375% 12/15/27 #		200,000	195,880
			319,428

Schedule of investments
Delaware Wealth Builder Fund

		Principal amount°	Value (US $)
Sovereign BondsΔ (continued)
North Macedonia – 0.03%
North Macedonia Government International Bond
144A 3.675% 6/3/26 #	EUR	100,000	$133,052
			133,052
Panama – 0.04%
Panama Government International Bond
144A 3.75% 4/17/26 #		155,000	167,736
			167,736
Paraguay – 0.11%
Paraguay Government International Bond
144A 4.95% 4/28/31 #		400,000	454,704
			454,704
Peru – 0.10%
Corp Financiera de Desarrollo 144A 2.40%
9/28/27 #		200,000	194,265
Peruvian Government International Bond 2.392%
1/23/26		200,000	206,378
			400,643
Romania – 0.16%
Romania Government Bond 4.15% 1/26/28	RON	1,400,000	371,373
Romanian Government International Bonds
144A 2.625% 12/2/40 #	EUR	73,000	88,039
144A 3.00% 2/14/31 #		190,000	195,286
			654,698
Senegal – 0.05%
Senegal Government International Bond
144A 6.25% 5/23/33 #		200,000	212,800
			212,800
Serbia – 0.12%
Serbia International Bonds
144A 2.125% 12/1/30 #		200,000	186,900
144A 3.125% 5/15/27 #	EUR	250,000	338,256
			525,156
Turkey – 0.05%
Turkey Government International Bond
6.375% 10/14/25		200,000	208,293
			208,293

		Principal amount°	Value (US $)
Sovereign BondsΔ (continued)
Ukraine – 0.09%
Ukraine Government International Bond
144A 7.75% 9/1/21 #		384,000	$389,517
			389,517
Uruguay – 0.12%
Uruguay Government International Bonds
4.375% 1/23/31		100,000	116,157
4.50% 8/14/24		53,000	57,765
9.875% 6/20/22	UYU	14,730,000	347,133
			521,055
Uzbekistan – 0.06%
Republic of Uzbekistan Bond
144A 4.75% 2/20/24 #		250,000	267,141
			267,141
Total Sovereign Bonds (cost $8,672,336)			8,807,582

Supranational Bank – 0.24%
Banco Latinoamericano de Comercio Exterior
144A 2.375% 9/14/25 #		250,000	255,938
Banque Ouest Africaine de Developpement
144A 4.70% 10/22/31 #		402,000	432,729
Central American Bank For Economic Integration
144A 2.00% 5/6/25 #		300,000	312,684
Total Supranational Bank (cost $960,693)			1,001,351

US Treasury Obligations – 1.06%
US Treasury Bonds
1.375% 8/15/50		65,000	52,115
2.25% 8/15/46		350,000	347,751
4.375% 2/15/38		255,000	342,268
US Treasury Inflation Indexed Note
0.125% 7/15/30		170,462	188,374
US Treasury Notes
0.375% 4/15/24		175,000	175,465
0.75% 4/30/26		1,500,000	1,497,422
0.75% 5/31/26		265,000	264,317
1.125% 2/15/31		260,000	248,990
1.25% 4/30/28		940,000	940,000
1.50% 2/15/30		270,000	270,111

Schedule of investments
Delaware Wealth Builder Fund

	Principal amount°	Value (US $)
US Treasury Obligations (continued)
US Treasury Strip Principal
2.101% 5/15/44 ^	165,000	$96,996
Total US Treasury Obligations (cost $4,490,258)		4,423,809

	Number of shares
Common Stock – 58.04%
Communication Services – 3.91%
Alphabet Class A †	95	223,901
Alphabet Class C †	270	651,121
AT&T	20,650	607,730
Century Communications =, †	1,625,000	0
Comcast Class A	60,103	3,446,306
Facebook Class A †	2,410	792,239
KDDI	37,200	1,269,748
Orange	80,000	1,021,997
Take-Two Interactive Software †	4,090	758,940
Verizon Communications	77,570	4,381,929
ViacomCBS Class B	4,350	184,527
Walt Disney †	16,966	3,030,976
		16,369,414
Consumer Discretionary – 6.99%
adidas AG	3,410	1,244,794
Amazon.com †	795	2,562,341
Best Buy	3,597	418,115
Buckle	21,410	901,789
Dollar General	16,211	3,290,184
Dollar Tree †	30,400	2,964,000
eBay	14,870	905,286
H & M Hennes & Mauritz Class B †	35,780	925,722
Home Depot	4,695	1,497,282
Lowe’s	24,490	4,771,387
MercadoLibre †	100	135,867
Newell Brands	12,403	355,842
Next †	3,550	410,999
NIKE Class B	5,464	745,617
Publicis Groupe	19,290	1,305,537
Ross Stores	4,220	533,366
Sodexo †	12,280	1,186,607
Sturm Ruger & Co.	9,870	779,138
Swatch Group	5,110	1,851,984
Tesla †	376	235,083
TJX	12,830	866,538

	Number of shares	Value (US $)
Common Stock (continued)
Consumer Discretionary (continued)
Tractor Supply	5,250	$953,925
Ulta Beauty †	1,135	391,984
		29,233,387
Consumer Staples – 5.72%
Altria Group	17,040	838,709
Archer-Daniels-Midland	56,000	3,725,680
Asahi Group Holdings	15,100	732,763
Clorox	3,650	645,065
Colgate-Palmolive	5,040	422,251
Conagra Brands	93,000	3,543,300
Danone	27,500	1,960,449
Diageo	52,650	2,543,409
Essity Class B	25,790	893,192
Kao	19,800	1,218,988
Kellogg	8,280	542,257
Kirin Holdings	17,700	357,433
Koninklijke Ahold Delhaize	47,430	1,378,581
Kroger	5,860	216,703
Lawson	12,000	550,644
Nestle	16,090	1,987,683
Philip Morris International	9,900	954,657
Seven & i Holdings	32,200	1,421,567
		23,933,331
Energy – 1.41%
Chevron	1,994	206,957
ConocoPhillips	60,693	3,383,028
Exxon Mobil	20,004	1,167,633
Kinder Morgan	41,090	753,591
Williams	14,975	394,442
		5,905,651
Financials – 6.19%
American International Group	70,400	3,719,936
Ameriprise Financial	3,710	964,006
Artisan Partners Asset Management Class A	13,050	666,594
Banco Espirito Santo =, †	105,000	0
BlackRock	1,210	1,061,218
Discover Financial Services	36,867	4,323,025
Invesco	15,477	441,559
MetLife	68,225	4,459,186
Principal Financial Group	13,010	850,724
Prudential Financial	8,530	912,454

Schedule of investments
Delaware Wealth Builder Fund

	Number of shares	Value (US $)
Common Stock (continued)
Financials (continued)
S&P Global	2,110	$800,682
Synchrony Financial	11,880	563,231
Truist Financial	55,900	3,453,502
US Bancorp	60,900	3,701,502
		25,917,619
Healthcare – 8.90%
AbbVie	9,720	1,100,304
Alexandria Real Estate Equities	3,020	538,345
AmerisourceBergen	7,050	808,917
Amgen	3,840	913,690
Cardinal Health	58,700	3,291,309
Cigna	14,300	3,701,555
CVS Health	42,900	3,708,276
Eli Lilly & Co.	3,410	681,113
Fresenius Medical Care AG & Co.	23,730	1,903,512
Healthcare Trust of America Class A	10,258	281,172
Humana	951	416,253
Johnson & Johnson	31,360	5,307,680
Merck & Co.	58,360	4,428,940
Molina Healthcare †	1,532	385,084
Novo Nordisk Class B	25,950	2,053,847
Pfizer	28,650	1,109,614
Roche Holding	4,880	1,712,205
Smith & Nephew	40,930	894,812
UnitedHealth Group	984	405,329
Viatris	235,693	3,591,961
		37,233,918
Industrials – 4.46%
Caterpillar	15,193	3,662,729
Honeywell International	15,933	3,679,089
Lockheed Martin	2,170	829,374
Northrop Grumman	10,100	3,695,287
Raytheon Technologies	42,579	3,777,183
Secom	4,600	364,825
Securitas Class B	91,880	1,505,858
United Parcel Service Class B	5,350	1,148,110
		18,662,455
Information Technology – 11.43%
Adobe †	2,180	1,099,984
Amadeus IT Group †	15,360	1,161,307
Apple	38,461	4,792,625

	Number of shares	Value (US $)
Common Stock (continued)
Information Technology (continued)
Broadcom	9,880	$4,666,620
Cisco Systems	82,240	4,350,496
Cognizant Technology Solutions Class A	45,332	3,243,958
Dropbox Class A †	28,250	772,638
Enphase Energy †	4,920	703,806
Fidelity National Information Services	23,163	3,450,824
HP	28,170	823,409
International Business Machines	2,059	295,961
Lam Research	1,710	1,111,243
Maxim Integrated Products	9,150	933,392
Microsoft	17,620	4,399,362
Monolithic Power Systems	2,070	710,258
Motorola Solutions	18,300	3,757,173
NetApp	12,600	974,862
NVIDIA	1,986	1,290,463
Oracle	45,600	3,590,544
Paychex	6,950	702,923
Paycom Software †	1,840	606,464
QUALCOMM	7,050	948,507
SAP	10,215	1,434,013
TE Connectivity	3,794	514,770
Western Union	29,470	721,131
Xilinx	6,140	779,780
		47,836,513
Materials – 1.53%
Air Liquide	10,190	1,734,200
Dow	13,310	910,670
DuPont de Nemours	44,300	3,747,337
		6,392,207
Real Estate – 0.07%
eXp World Holdings †	8,990	290,017
		290,017
REIT Diversified – 0.47%
Colony Capital †	11,883	81,636
Cousins Properties	5,881	218,126
Gaming and Leisure Properties	4,215	195,407
Lexington Realty Trust	21,593	267,321
QTS Realty Trust Class A	4,830	306,126
VICI Properties	28,136	875,874
		1,944,490

Schedule of investments
Delaware Wealth Builder Fund

	Number of shares	Value (US $)
Common Stock (continued)
REIT Healthcare – 0.67%
CareTrust REIT	7,355	$171,224
Healthpeak Properties	8,760	292,409
Medical Properties Trust	35,836	758,648
National Health Investors	1,935	127,536
Omega Healthcare Investors	16,840	616,681
Ventas	4,419	245,034
Welltower	8,012	599,057
		2,810,589
REIT Hotel – 0.05%
Host Hotels & Resorts †	13,096	224,858
		224,858
REIT Industrial – 0.63%
Americold Realty Trust	5,365	203,977
Duke Realty	10,450	485,507
Prologis	15,324	1,805,780
Terreno Realty	2,125	135,193
		2,630,457
REIT Information Technology – 0.51%
Digital Realty Trust	4,754	720,516
Equinix	1,944	1,432,184
		2,152,700
REIT Mall – 0.39%
Simon Property Group	12,644	1,624,628
		1,624,628
REIT Manufactured Housing – 0.18%
Equity LifeStyle Properties	4,528	320,854
Sun Communities	2,458	411,518
		732,372
REIT Mortgage – 0.16%
AGNC Investment	36,360	674,114
		674,114
REIT Multifamily – 1.45%
American Homes 4 Rent Class A	5,115	194,728
Apartment Income REIT	2,333	108,671
AvalonBay Communities	2,437	504,313
Camden Property Trust	1,883	236,091
Equity Residential	52,102	4,035,300
Essex Property Trust	1,919	566,661
Mid-America Apartment Communities	808	129,846

	Number of shares	Value (US $)
Common Stock (continued)
REIT Multifamily (continued)
UDR	6,072	$289,209
		6,064,819
REIT Office – 0.18%
Boston Properties	3,805	447,316
Douglas Emmett	1,563	54,267
Highwoods Properties	4,490	205,103
Piedmont Office Realty Trust Class A	13	241
SL Green Realty	737	58,385
		765,312
REIT Self-Storage – 0.45%
CubeSmart	2,700	118,233
Extra Space Storage	4,308	645,381
Life Storage	2,593	257,848
National Storage Affiliates Trust	4,852	223,677
Public Storage	2,308	651,964
		1,897,103
REIT Shopping Center – 0.47%
Brixmor Property Group	15,488	351,733
Federal Realty Investment Trust	1,215	138,923
Kimco Realty	8,207	174,891
Kite Realty Group Trust	3,260	69,112
Regency Centers	4,809	310,661
Retail Opportunity Investments	8,919	159,293
SITE Centers	18,050	270,209
Urban Edge Properties	11,236	217,417
Weingarten Realty Investors	8,904	291,784
		1,984,023
REIT Single Tenant – 0.31%
Agree Realty	2,880	202,406
Four Corners Property Trust	4,393	121,950
Realty Income	8,356	571,550
Spirit Realty Capital	3,546	167,584
STORE Capital	7,135	245,444
		1,308,934
REIT Specialty – 0.47%
Essential Properties Realty Trust	4,700	120,320
Invitation Homes	19,104	692,902
Iron Mountain	21,900	953,526
Outfront Media †	2,207	52,835

Schedule of investments
Delaware Wealth Builder Fund

	Number of shares	Value (US $)
Common Stock (continued)
REIT Specialty (continued)
WP Carey	2,128	$160,558
		1,980,141
Utilities – 1.04%
Edison International	58,300	3,257,221
NRG Energy	21,666	696,562
PPL	13,330	388,036
		4,341,819
Total Common Stock (cost $202,230,889)		242,910,871

Convertible Preferred Stock – 2.76%
2020 Mandatory Exchangeable Trust 144A 6.50%
exercise price $47.09, maturity date 5/16/23 #	734	1,245,525
AMG Capital Trust II 5.15% exercise price $195.47,
maturity date 10/15/37	15,060	881,763
Bank of America 7.25% exercise price $50.00 **	621	872,902
El Paso Energy Capital Trust I 4.75% exercise price
$34.49, maturity date 3/31/28	37,355	1,901,370
Elanco Animal Health 5.00% exercise price $38.40,
maturity date 2/1/23	26,756	1,448,837
Essential Utilities 6.00% exercise price $42.29,
maturity date 4/30/22	18,650	1,123,290
Lyondellbasell Advanced Polymers 6.00% exercise
price $52.33 **	2,088	2,184,674
QTS Realty Trust 6.50% exercise price $46.65 **	4,904	700,340
UGI 7.25% exercise price $52.57, maturity date
6/1/24	11,300	1,175,200
Total Convertible Preferred Stock (cost $9,827,819)		11,533,901

Preferred Stock – 0.00%
Washington Prime Group 6.875% 07/07/21 ψ	4,347	18,171
Total Preferred Stock (cost $93,025)		18,171

Exchange-Traded Funds – 7.39%
iShares Core MSCI Emerging Markets ETF	155,740	10,380,071
iShares Russell 1000 Growth ETF	61,750	15,816,645
iShares Trust iShares ESG Aware MSCI EAFE ETF	6,020	488,222
Vanguard FTSE Developed Markets ETF	130	6,815
Vanguard Mega Cap Growth ETF	19,360	4,231,515
Total Exchange-Traded Funds (cost $26,125,522)		30,923,268

	Number of shares	Value (US $)
Limited Partnerships – 2.21%
Merion Champion’s Walk=, †, π	2,790,000	$2,464,965
Merion Countryside=, †, π	2,342,812	2,675,960
Merion The Ledges=, †, π	4,093,765	4,092,537
Total Limited Partnerships (cost $5,454,592)		9,233,462

	Principal amount°
Leveraged Non-Recourse Security – 0.00%
JPMorgan Fixed Income Pass Through Trust
Auction
Series 2007-B 144A 0.000% 1/15/87 #, =, ◆	1,300,000	1,300
Total Leveraged Non-Recourse Security (cost $1,105,000)		1,300

	Number of shares
Short-Term Investments – 1.33%
Money Market Mutual Funds – 1.33%
BlackRock FedFund – Institutional Shares
(seven-day effective yield 0.03%)	1,389,628	1,389,628
Fidelity Investments Money Market Government
Portfolio – Class I (seven-day effective yield
0.01%)	1,389,628	1,389,628
GS Financial Square Government Fund –
Institutional Shares (seven-day effective yield
0.02%)	1,389,628	1,389,628
Morgan Stanley Government Portfolio – Institutional
Share Class (seven-day effective yield 0.00%)	1,389,628	1,389,628
Total Short-Term Investments (cost $5,558,512)		5,558,512
Total Value of Securities–99.50%
(cost $360,151,093)		$416,453,999

°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At May 31, 2021, the aggregate value of Rule 144A securities was $50,476,913, which represents 12.06% of the Fund’s net assets. See Note 9 in “Notes to financial statements.”

Schedule of investments
Delaware Wealth Builder Fund

●	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at May 31, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
µ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at May 31, 2021. Rate will reset at a future date.
ψ	Perpetual security. Maturity date represents next call date.
Δ	Securities have been classified by country of origin.
†	Non-income producing security.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in “Notes to financial statements.”
**	Perpetual security with no stated maturity date.
π	Restricted security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At May 31, 2021, the aggregate value of restricted securities was $9,233,462, which represented 2.21% of the Fund’s net assets. See table on the next page for additional details on restricted securities.
◆	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

Restricted Securities

Investments	Date of Acquisition	Cost	Value
Merion Champion’s Walk	8/4/2017	$1,959,617	$2,233,257
Merion Champion’s Walk	2/13/2018	50,829	57,927
Merion Champion’s Walk	7/11/2018	53,600	57,927
Merion Champion’s Walk	10/22/2018	54,535	57,927
Merion Champion’s Walk	2/13/2019	55,449	57,927
Merion Countryside	8/13/2020	0	2,675,960
Merion The Ledges	9/26/2018	3,033,510	3,820,853
Merion The Ledges	9/12/2019	126,654	148,191
Merion The Ledges	2/1/2021	120,398	123,493
Total		$5,454,592	$9,233,462

The following foreign currency exchange contracts, futures contracts, and swap contracts were outstanding at May 31, 2021:1

Foreign Currency Exchange Contracts

	Currency to				Settlement	Unrealized	Unrealized
Counterparty	Receive (Deliver)		In Exchange For		Date	Appreciation	Depreciation
BNYM	EUR	(57,248)	USD	69,768	6/1/21	$–	$(49)
BNYM	EUR	81,669	USD	(99,702)	6/1/21	–	(104)
BNYM	GBP	46,010	USD	(65,390)	6/1/21	–	(95)
BNYM	GBP	37,488	USD	(53,226)	6/2/21	–	(24)
BNYM	JPY	(75,771,847)	USD	689,345	6/1/21	–	(540)
CITI	COP	(1,320,527,821)	USD	366,000	6/25/21	10,518	–
JPMCB	BRL	(1,878,568)	USD	339,000	8/27/21	–	(18,055)
JPMCB	CNY	2,612,131	USD	(400,142)	7/30/21	8,578	–
JPMCB	EUR	(1,201,926)	USD	1,455,060	7/30/21	–	(12,454)
JPMCB	KZT	305,813,456	USD	(699,801)	7/30/21	6,432	–
JPMCB	MXN	20,507	USD	(1,022)	7/30/21	–	–
Total Foreign Currency Exchange Contracts						$25,528	$(31,321)

Futures Contracts Exchange-Traded

							Variation
							Margin
			Notional		Value/	Value/	Due from
		Notional	Cost	Expiration	Unrealized	Unrealized	(Due to)
Contracts to Buy (Sell)		Amount	(Proceeds)	Date	Appreciation	Depreciation	Brokers
	US Treasury
7	5 yr Notes	$866,961	$866,048	9/30/21	$913	$–	$438
	US Treasury
(10)	10 yr Notes	(1,319,375)	(1,317,241)	9/21/21	–	(2,134)	(1,563)
	US Treasury
	10 yr Ultra
(3)	Notes	(434,859)	(433,867)	9/21/21	–	(992)	(891)
Total Futures Contracts			$(885,060)		$913	$(3,126)	$(2,016)

Schedule of investments
Delaware Wealth Builder Fund

Swap Contracts

CDS Contracts[2]

Counterparty/
Reference						Variation
Obligation/				Upfront		Margin
Termination Date/		Annual		Payments		Due from
Payment	Notional	Protection		Paid	Unrealized	(Due to)
Frequency	Amount[3]	Payments	Value	(Received)	Depreciation[4]	Brokers
Over-The-Counter:
Protection Purchased/
Moody’s Ratings:
JPMCB-Republic
of Turkey
11.875%
1/15/30 B2
6/22/26-
Quarterly	200,000	1.000%	$27,392	$33,749	$(6,357)	$–
JPMCB-Federative
Republic of
Brazil 4.25%
6/6/25 B2
6/22/26-
Quarterly	359,000	1.000%	12,307	21,010	(8,703)	–
			39,699	54,759	(15,060)	–

The use of foreign currency exchange contracts, futures contracts, and swap contracts involves elements of market risk and risks in excess of the amounts disclosed in these financial statements. The notional amounts and foreign currency exchange contracts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) and variation margin are reflected in the Fund’s net assets.

1	See Note 6 in “Notes to Financial statements”.
2	A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the CDS agreement.

3	Notional amount shown is stated in USD unless noted that the swap is denominated in another currency.
4	Unrealized appreciation (depreciation) does not include periodic interest payments (receipt) on swap contracts accrued daily in the amount of $(875).

Summary of abbreviations:
AG – Aktiengesellschaft
BB – Barclays Bank
BNYM – Bank of New York Mellon
CDS – Credit Default Swap
CITI – Citigroup
CLO – Collateralized Loan Obligation
EAFE – Europe, Australasia, and Far East
ESG – Environmental, Social, and Governance
ETF – Exchange-Traded Fund
FTSE – Financial Times Stock Exchange
GS – Goldman Sachs
ICE – Intercontinental Exchange, Inc.
JPM – JPMorgan
JPMCB – JPMorgan Chase Bank
LIBOR – London interbank offered rate
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR06M – ICE LIBOR USD 6 Month
MSCI – Morgan Stanley Capital International
REIT – Real Estate Investment Trust
S&P – Standard & Poor’s Financial Services LLC
S.F. – Single Family
TBA – To be announced
yr – Year

Summary of currencies:
BRL – Brazilian Real
CNY – China Yuan Renminbi
COP – Colombia Peso
EUR – European Monetary Unit
GBP – British Pound Sterling
IDR – Indonesia Rupiah

Schedule of investments
Delaware Wealth Builder Fund

Summary of currencies: (continued)
JPY – Japanese Yen
KZT – Kazakhstan Tenge
MXN – Mexican Peso
MYR – Malaysia Ringgit
RON – Romania New Leu
USD – US Dollar
UYU – Uruguay Peso

See accompanying notes, which are an integral part of the financial statements.

Statement of assets and liabilities
Delaware Wealth Builder Fund	May 31, 2021 (Unaudited)

Assets:
Investments, at value*	$416,453,999
Cash	8,298
Cash collateral due from brokers	20,671
Foreign currencies, at valueΔ	539,491
Receivable for securities sold	3,199,355
Dividends and interest receivable	1,522,169
Foreign tax reclaims receivable	264,169
Receivable for fund shares sold	229,712
Upfront payments paid on over the counter credit default swap contracts	54,759
Unrealized appreciation on foreign currency exchange contracts	25,528
Total Assets	422,318,151
Liabilities:
Payable for securities purchased	2,467,715
Payable for fund shares redeemed	679,825
Investment management fees payable to affiliates	215,838
Other accrued expenses	160,044
Distribution fees payable to affiliates	88,515
Dividend disbursing and transfer agent fees and expenses payable to
non-affiliates	86,765
Unrealized depreciation on foreign currency exchange contracts	31,321
Unrealized depreciation on over the counter credit default swap contracts	15,060
Cash collateral due to brokers	10,000
Dividend disbursing and transfer agent fees and expenses payable to affiliates	2,997
Variation margin due to broker on futures contracts	2,016
Accounting and administration expenses payable to affiliates	1,580
Swap payments payable	1,102
Legal fees payable to affiliates	979
Trustees’ fees and expenses payable	575
Reports and statements to shareholders expenses payable to affiliates	253
Total Liabilities	3,764,585
Total Net Assets	$418,553,566

Net Assets Consist of:
Paid-in capital	$366,294,518
Total distributable earnings (loss)	52,259,048
Total Net Assets	$418,553,566

Statement of assets and liabilities
Delaware Wealth Builder Fund

Net Asset Value

Class A:
Net assets	$258,892,705
Shares of beneficial interest outstanding, unlimited authorization, no par	16,853,374
Net asset value per share	$15.36
Sales charge	5.75%
Offering price per share, equal to net asset value per share / (1 - sales charge)	$16.30

Class C:
Net assets	$38,775,671
Shares of beneficial interest outstanding, unlimited authorization, no par	2,518,640
Net asset value per share	$15.40

Class R:
Net assets	$1,221,814
Shares of beneficial interest outstanding, unlimited authorization, no par	79,525
Net asset value per share	$15.36

Institutional Class:
Net assets	$119,663,376
Shares of beneficial interest outstanding, unlimited authorization, no par	7,793,387
Net asset value per share	$15.35
____________________
*Investments, at cost	$360,151,093
Δ Foreign currencies, at cost	537,617

See accompanying notes, which are an integral part of the financial statements.

Statement of operations
Delaware Wealth Builder Fund	Six months ended May 31, 2021 (Unaudited)

Investment Income:
Dividends	$3,003,892
Interest	2,146,494
Foreign tax withheld	(82,103)
5,068,283

Expenses:
Management fees	1,330,584
Distribution expenses – Class A	307,678
Distribution expenses – Class C	220,515
Distribution expenses – Class R	2,969
Dividend disbursing and transfer agent fees and expenses	192,424
Accounting and administration expenses	52,294
Registration fees	45,060
Reports and statements to shareholders expenses	41,679
Audit and tax fees	31,502
Legal fees	25,996
Custodian fees	24,341
Trustees’ fees and expenses	8,219
Other	26,261
2,309,522
Less expenses waived	(80,005)
Less expenses paid indirectly	(161)
Total operating expenses	2,229,356
Net Investment Income	2,838,927

Statement of operations
Delaware Wealth Builder Fund

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	$21,340,258
Foreign currencies	18,677
Foreign currency exchange contracts	(33,491)
Futures contracts	38,514
Swap contracts	10,241
Net realized gain	21,374,199

Net change in unrealized appreciation (depreciation) of:
Investments	26,624,430
Foreign currencies	(1,429)
Foreign currency exchange contracts	8,873
Futures contracts	(446)
Swap contracts	2,395
Net change in unrealized appreciation (depreciation)	26,633,823
Net Realized and Unrealized Gain	48,008,022
Net Increase in Net Assets Resulting from Operations	$50,846,949

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets
Delaware Wealth Builder Fund

	Six months
	ended
	5/31/21	Year ended
	(Unaudited)	11/30/20
Increase (Decrease) in Net Assets from Operations:
Net investment income	$2,838,927	$7,910,492
Net realized gain (loss)	21,374,199	(20,984,506)
Net change in unrealized appreciation (depreciation)	26,633,823	8,707,335
Net increase (decrease) in net assets resulting from
operations	50,846,949	(4,366,679)

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(2,515,255)	(8,240,009)
Class C	(289,949)	(2,241,972)
Class R	(10,480)	(38,520)
Institutional Class	(1,353,140)	(5,073,888)
	(4,168,824)	(15,594,389)

Capital Share Transactions:
Proceeds from shares sold:
Class A	19,372,797	26,340,207
Class C	2,260,515	2,983,512
Class R	551,331	237,780
Institutional Class	4,930,207	18,294,356
Net asset value of shares issued upon reinvestment of
dividends and distributions:
Class A	2,356,949	7,785,843
Class C	286,414	2,119,949
Class R	10,324	38,519
Institutional Class	1,223,804	4,609,859
	30,992,341	62,410,025

Statements of changes in net assets
Delaware Wealth Builder Fund

	Six months
	ended
	5/31/21	Year ended
	(Unaudited)	11/30/20
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(20,910,882)	$(55,627,830)
Class C	(21,214,289)	(43,414,656)
Class R	(539,972)	(430,547)
Institutional Class	(16,535,370)	(54,660,568)
	(59,200,513)	(154,133,601)
Decrease in net assets derived from capital share
transactions	(28,208,172)	(91,723,576)
Net Increase (Decrease) in Net Assets	18,469,953	(111,684,644)
Net Assets:
Beginning of period	400,083,613	511,768,257
End of period	$418,553,566	$400,083,613

See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Delaware Wealth Builder Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period
Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations
Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions
Net asset value, end of period
Total return[3]
Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[6,7]
Ratio of expenses to average net assets prior to fees waived[6]
Ratio of net investment income to average net assets[8]
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding have been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
[4]	Total return during the period reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[5]	General Motors term loan litigation were included in total return. If excluded, the impact on the total return would be 0.11% lower. See Note 11 in “Notes to financial statements.”
[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[7]	The ratios of expenses to average net assets excluding interest expense and dividend expense for the years ended November 30, 2018, 2017, and 2016 were 1.09%, 1.09%, and 1.12%, respectively.
[8]	The ratios of net investment income to average net assets excluding interest expense and dividend expense for the years ended November 30, 2018, 2017, and 2016 were 2.40%, 2.51%, and 2.05%, respectively.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
5/31/21[1]	Year ended
(Unaudited)	11/30/20	11/30/19	11/30/18	11/30/17	11/30/16
$13.71	$14.01	$14.15	$14.62	$13.64	$13.16

0.10	0.25	0.53	0.35	0.36	0.27
1.70	(0.09)	0.50	(0.43)	0.98	0.52
1.80	0.16	1.03	(0.08)	1.34	0.79

(0.15)	(0.27)	(0.35)	(0.34)	(0.36)	(0.31)
—	(0.19)	(0.82)	(0.05)	—	—
(0.15)	(0.46)	(1.17)	(0.39)	(0.36)	(0.31)
$15.36	$13.71	$14.01	$14.15	$14.62	$13.64
13.19%[4]	1.30%[4]	8.30%[5]	(0.56%)	9.90%	6.11%

$258,893	$230,168	$259,283	$273,384	$256,157	$270,324
1.08%	1.09%	1.09%	1.09%	1.09%	1.13%
1.12%	1.12%	1.09%	1.09%	1.09%	1.13%
1.40%	1.91%	3.91%	2.41%	2.51%	2.04%
1.36%	1.88%	3.91%	2.41%	2.51%	2.04%
42%	68%	91%	57%	81%	102%

Financial highlights
Delaware Wealth Builder Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period
Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations
Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions
Net asset value, end of period
Total return[3]
Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[6,7]
Ratio of expenses to average net assets prior to fees waived[6]
Ratio of net investment income to average net assets[8]
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding have been applied for per share information.
[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

[4]	Total return during the period reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[5]	General Motors term loan litigation were included in total return. If excluded, the impact on the total return would be 0.11% lower. See Note 11 in “Notes to financial statements.”
[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[7]	The ratios of expenses to average net assets excluding interest expense and dividend expense for the years ended November 30, 2018, 2017, and 2016 were 1.84%, 1.84%, and 1.87%, respectively.
[8]

The ratios of net investment income to average net assets excluding interest expense and dividend expense for the years ended November 30, 2018, 2017, and 2016 were 1.65%, 1.76%, and 1.30%, respectively.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
5/31/21[1]	Year ended
(Unaudited)	11/30/20	11/30/19	11/30/18	11/30/17	11/30/16
$13.73	$14.04	$14.18	$14.65	$13.66	$13.18

0.05	0.15	0.43	0.24	0.25	0.17
1.71	(0.10)	0.49	(0.43)	0.99	0.52
1.76	0.05	0.92	(0.19)	1.24	0.69

(0.09)	(0.17)	(0.24)	(0.23)	(0.25)	(0.21)
—	(0.19)	(0.82)	(0.05)	—	—
(0.09)	(0.36)	(1.06)	(0.28)	(0.25)	(0.21)
$15.40	$13.73	$14.04	$14.18	$14.65	$13.66
12.87% [4]	0.47% [4]	7.46% [5]	(1.34% )	9.13%	5.30%

$38,776	$52,258	$95,672	$137,403	$225,604	$283,243
1.83%	1.84%	1.84%	1.84%	1.84%	1.88%
1.87%	1.87%	1.84%	1.84%	1.84%	1.88%
0.65%	1.16%	3.17%	1.66%	1.76%	1.29%
0.61%	1.13%	3.17%	1.66%	1.76%	1.29%
42%	68%	91%	57%	81%	102%

Financial highlights
Delaware Wealth Builder Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period
Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations
Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions
Net asset value, end of period
Total return[3]
Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[6,7]
Ratio of expenses to average net assets prior to fees waived[6]
Ratio of net investment income to average net assets[8]
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding have been applied for per share information.
[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

[4]	Total return during the period reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[5]	General Motors term loan litigation were included in total return. If excluded, the impact on the total return would be 0.11% lower. See Note 11 in “Notes to financial statements.”
[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[7]	The ratios of expenses to average net assets excluding interest expense and dividend expense for the years ended November 30, 2018, 2017, and 2016 were 1.34%, 1.34%, and 1.37%, respectively.
[8]

The ratios of net investment income to average net assets excluding interest expense and dividend expense for the years ended November 30, 2018, 2017, and 2016 were 2.15%, 2.26%, and 1.80%, respectively.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
5/31/21[1]	Year ended
(Unaudited)	11/30/20	11/30/19	11/30/18	11/30/17	11/30/16
$13.71	$14.02	$14.16	$14.62	$13.63	$13.16

0.08	0.21	0.49	0.31	0.32	0.24
1.70	(0.09)	0.50	(0.42)	0.99	0.51
1.78	0.12	0.99	(0.11)	1.31	0.75

(0.13)	(0.24)	(0.31)	(0.30)	(0.32)	(0.28)
—	(0.19)	(0.82)	(0.05)	—	—
(0.13)	(0.43)	(1.13)	(0.35)	(0.32)	(0.28)
$15.36	$13.71	$14.02	$14.16	$14.62	$13.63
13.04% [4]	0.99% [4]	8.02% [5]	(0.78% )	9.70%	5.76%

$1,222	$1,069	$1,288	$1,968	$2,320	$3,229
1.33%	1.34%	1.34%	1.34%	1.34%	1.38%
1.37%	1.37%	1.34%	1.34%	1.34%	1.38%
1.15%	1.66%	3.66%	2.16%	2.26%	1.79%
1.11%	1.63%	3.66%	2.16%	2.26%	1.79%
42%	68%	91%	57%	81%	102%

Financial highlights
Delaware Wealth Builder Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period
Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations
Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions
Net asset value, end of period
Total return[3]
Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[6,7]
Ratio of expenses to average net assets prior to fees waived[6]
Ratio of net investment income to average net assets[8]
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding have been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[4]	Total return during the period reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[5]	General Motors term loan litigation were included in total return. If excluded, the impact on the total return would be 0.11% lower. See Note 11 in “Notes to financial statements.”
[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[7]	The ratios of expenses to average net assets excluding interest expense and dividend expense for the years ended November 30, 2018, 2017, and 2016 were 0.84%, 0.84%, and 0.87%, respectively.
[8]

The ratios of net investment income to average net assets excluding interest expense and dividend expense for the years ended November 30, 2018, 2017, and 2016 were 2.65%, 2.76%, and 2.30%, respectively.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
5/31/21[1]			Year ended
(Unaudited)	11/30/20	11/30/19	11/30/18	11/30/17	11/30/16
$13.70	$14.01	$14.15	$14.63	$13.64	$13.16

0.12	0.28	0.56	0.38	0.39	0.30
1.70	(0.10)	0.50	(0.43)	0.99	0.52
1.82	0.18	1.06	(0.05)	1.38	0.82

(0.17)	(0.30)	(0.38)	(0.38)	(0.39)	(0.34)
—	(0.19)	(0.82)	(0.05)	—	—
(0.17)	(0.49)	(1.20)	(0.43)	(0.39)	(0.34)
$15.35	$13.70	$14.01	$14.15	$14.63	$13.64
13.34% [4]	1.50% [4]	8.59% [5]	(0.37% )	10.24%	6.37%

$119,663	$116,589	$155,525	$185,720	$201,285	$149,830
0.83%	0.84%	0.84%	0.84%	0.84%	0.88%
0.87%	0.87%	0.84%	0.84%	0.84%	0.88%
1.65%	2.16%	4.16%	2.66%	2.76%	2.29%
1.61%	2.13%	4.16%	2.66%	2.76%	2.29%
42%	68%	91%	57%	81%	102%

Notes to financial statements
Delaware Wealth Builder Fund	May 31, 2021 (Unaudited)

Delaware Group® Equity Funds V (Trust) is organized as a Delaware statutory trust and offers three series: Delaware Wealth Builder Fund, Delaware Small Cap Core Fund, and Delaware Small Cap Value Fund. These financial statements and the related notes pertain to Delaware Wealth Builder Fund (Fund). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class C, Class R, and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. There is no front-end sales charge when you purchase $1,000,000 or more of Class A shares. However, if Delaware Distributors, L.P. (DDLP) paid your financial intermediary a commission on your purchase of $1,000,000 or more of Class A shares, for shares purchased prior to July 1, 2020, you will have to pay a limited contingent deferred sales charge (“Limited CDSC”) of 1.00% if you redeem these shares within the first year after your purchase and 0.50% if you redeem these shares within the second year; and for shares purchased on or after July 1, 2020, you will have to pay a Limited CDSC of 1.00% if you redeem these shares within the first 18 months after your purchase; unless a specific waiver of the Limited CDSC applies. Class C shares are sold with a CDSC of 1.00%, which will be incurred if redeemed during the first 12 months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

On December 2, 2020, Waddell & Reed Financial, Inc., the parent company of Ivy Investment Management Company, the investment adviser of the Ivy Funds Complex (the Ivy Funds), and Macquarie Management Holdings, Inc., the US holding company for Macquarie Group Limited’s US asset management business (Macquarie), announced that they had entered into an agreement whereby Macquarie would acquire the investment management business of Waddell & Reed Financial, Inc. (the “Transaction”). The Transaction closed on April 30, 2021. The Ivy Funds, as part of Delaware Funds® by Macquarie, are now managed by Delaware Management Company (DMC) and distributed by DDLP.

1. Significant Accounting Policies

The Fund follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Fund.

Security Valuation — Equity securities and exchange-traded funds (ETFs), except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security or ETF does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Equity securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. Other debt securities and credit default swap contracts are valued based upon valuations provided by an independent pricing service or broker/counterparty and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. US government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. For asset-backed securities, collateralized mortgage obligations (CMOs), commercial mortgage securities and US government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity, and type as well as broker/dealer-supplied prices. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades, and values of the underlying reference instruments. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts are valued at the daily quoted settlement prices. Open-end investment companies are valued at their published net asset value (NAV). Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-US markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00pm Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing). Restricted securities are valued at fair value using methods approved by the Board.

Federal and Foreign Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken or expected to be taken on the Fund’s federal income tax returns through the six months ended May 31, 2021 and for all open tax years (years ended November 30, 2017–November 30, 2020), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. In regard to foreign taxes only, the Fund has open tax years in certain foreign countries in which it invests that may date back to the inception of the Fund. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in “Other” on the “Statement of operations.” During the six months ended May 31, 2021, the Fund did not incur any interest or tax penalties.

Class Accounting — Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Notes to financial statements
Delaware Wealth Builder Fund

1. Significant Accounting Policies (continued)

Underlying Funds — The Fund may invest in other investment companies (Underlying Funds) to the extent permitted by the 1940 Act. The Underlying Funds in which the Fund may invest include ETFs. The Fund will indirectly bear the investment management fees and other expenses of the Underlying Funds.

To Be Announced Trades (TBA) — The Fund may contract to purchase or sell securities for a fixed price at a transaction date beyond the customary settlement period (examples: when issued, delayed delivery, forward commitment, or TBA transactions) consistent with the Fund’s ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by the Fund on such purchases until the securities are delivered or the transaction is completed; however, the market value may change prior to delivery.

Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into US dollars at the exchange rate of such currencies against the US dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally bifurcates that portion of realized gains and losses on investments in debt securities which is due to changes in foreign exchange rates from that which is due to changes in market prices of debt securities. That portion of gains (losses), attributable to changes in foreign exchange rates, is included on the “Statement of operations” under “Net realized gain (loss) on foreign currencies.” For foreign equity securities, the realized gains and losses are included on the “Statement of operations” under “Net realized and unrealized gain (loss) on investments.” The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Funds® by Macquarie (Delaware Funds) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Premiums on callable debt securities are amortized to interest income to the earliest call date using the effective interest method. Realized gain (loss) on paydowns of asset- and mortgage-backed securities are classified as interest income. Distributions received from investments in real estate investment trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer, which are estimated. Distributions received from investments in master limited partnerships are recorded as return of capital on investments. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings, a portion of which may be reclaimable. Withholding taxes and reclaims on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and pays dividends from net investment income monthly and distributions from net realized gain on investments, if any, annually. The Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. There were no such earnings credits for the six months ended May 31, 2021.

The Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the six months ended May 31, 2021, the Fund earned $161 under this arrangement.

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Macquarie Investment Management Business Trust and the investment manager, an annual fee which is calculated daily and paid monthly at the rates of 0.65% on the first $500 million of average daily net assets of the Fund, 0.60% on the next $500 million, 0.55% on the next $1.5 billion, and 0.50% on average daily net assets in excess of $2.5 billion.

DMC has contractually agreed to waive all or a portion, if any, of its management fee and/or pay/reimburse expenses (excluding any distribution and service (12b-1) fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations), in order to prevent total annual fund operating expenses from exceeding 0.83% of the Fund’s average daily net assets from March 27, 2020 through May 31, 2021.* For purposes of these waivers and reimbursements, nonroutine expenses may also include such additional costs and expenses as may be agreed upon from time to time by the Board and DMC. These expense waivers and reimbursements apply to expenses paid directly to the Fund and may only be terminated by agreement of DMC and the Fund. The waivers and reimbursements are accrued daily and received monthly.

Notes to financial statements
Delaware Wealth Builder Fund

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

DMC may seek investment advice and recommendations from its affiliates: Macquarie Investment Management Europe Limited, Macquarie Investment Management Austria Kapitalanlage AG, and Macquarie Investment Management Global Limited (MIMGL) (together, the “Affiliated Sub-Advisors”). The Manager may also permit these Affiliated Sub-Advisors to execute Fund security trades on behalf of the Manager and exercise investment discretion for securities in certain markets where DMC believes it will be beneficial to utilize an Affiliated Sub-Advisor’s specialized market knowledge. DMC may permit its affiliate, Macquarie Funds Management Hong Kong Limited, to execute Fund security trades on behalf of the Manager. DMC may also seek quantitative support from MIMGL. Although the Affiliated Sub-Advisors and Macquarie Funds Management Hong Kong Limited serve as sub-advisors, DMC has ultimate responsibility for all investment advisory services. For these services, DMC, not the Fund, pays each Affiliated Sub-Advisor a portion of its investment management fee.

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administrative oversight services to the Fund. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of all funds within the Delaware Funds at the following annual rates: 0.00475% of the first $35 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $45 billion (Total Fee). Each fund in the Delaware Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative NAV basis. This amount is included on the “Statement of operations” under “Accounting and administration expenses.” For the six months ended May 31, 2021, the Fund was charged $8,887 for these services.

DIFSC is also the transfer agent and dividend disbursing agent of the Fund. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of the retail funds within the Delaware Funds at the following annual rates: 0.014% of the first $20 billion; 0.011% of the next $5 billion; 0.007% of the next $5 billion; 0.005% of the next $20 billion; and 0.0025% of average daily net assets in excess of $50 billion. The fees payable to DIFSC under the shareholder services agreement described above are allocated among all retail funds in the Delaware Funds on a relative NAV basis. This amount is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the six months ended May 31, 2021, the Fund was charged $17,215 for these services. Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Fund. Sub-transfer agency fees are paid by the Fund and are also included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” The fees that are calculated daily and paid as invoices are received on a monthly or quarterly basis.

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, annual 12b-1 fees of 0.25%, 1.00%, and 0.50% of the average daily net assets of the Class A, Class C, and Class R shares, respectively. The fees are calculated daily and paid monthly. Institutional Class shares do not pay 12b-1 fees.

As provided in the investment management agreement, the Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal, tax, and regulatory reporting services to the Fund. For the six months ended May 31, 2021, the Fund was charged $12,420 for internal legal, tax, and regulatory reporting services provided by DMC and/or its affiliates’ employees. This amount is included on the “Statement of operations” under “Legal fees.”

For the six months ended May 31, 2021, DDLP earned $7,968 for commissions on sales of the Fund’s Class A shares. For the six months ended May 31, 2021, DDLP received gross CDSC commissions of $47 and $692 on redemptions of the Fund’s Class A and Class C shares, respectively, and these commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

In addition to the management fees and other expenses of the Fund, the Fund indirectly bears the investment management fees and other expenses of the investment companies (Underlying Funds) in which it invests. The amount of these fees and expenses incurred indirectly by the Fund will vary based upon the expense and fee levels of the Underlying Funds and the number of shares that are owned of the Underlying Funds at different times.

____________________

*	The aggregate contractual waiver period covering this report is from March 27, 2021 through March 31, 2022.

3. Investments

For the six months ended May 31, 2021, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases other than US government securities	$146,688,984
Purchases of US government securities	23,281,444
Sales other than US government securities	176,369,359
Sales of US government securities	23,087,713

At May 31, 2021, the cost and unrealized appreciation (depreciation) of investments and derivatives for federal income tax purposes have been estimated since final tax characteristics cannot be determined until fiscal year end. At May 31, 2021, the cost and unrealized appreciation (depreciation) of investments and derivatives for the Fund were as follows:

Cost of investments and derivatives	$360,554,411
Aggregate unrealized appreciation of investments and derivatives	$60,394,811
Aggregate unrealized depreciation of investments and derivatives	(4,518,289)
Net unrealized appreciation of investments and derivatives	$55,876,522

Notes to financial statements
Delaware Wealth Builder Fund

3. Investments (continued)

At November 30, 2020, capital loss carryforwards available to offset future realized capital gains were as follows:

Loss carryforward character
Short-term	Long-term	Total
$11,579,740	$11,162,172	$22,741,912

US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized as follows:

Level 1 -	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)

Level 2 -	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)

Level 3 -	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of May 31, 2021:

	Level 1	Level 2	Level 3	Total
Securities
Assets:
Agency Mortgage-Backed Securities	$—	$3,952,304	$—	$3,952,304
Collateralized Debt Obligations	—	801,090	—	801,090
Common Stock	242,910,871	—	—	242,910,871
Convertible Bonds	—	35,878,715	—	35,878,715
Convertible Preferred Stock	11,533,901	—	—	11,533,901
Corporate Bonds	—	59,385,348	—	59,385,348
Exchange-Traded Funds	30,923,268	—	—	30,923,268
Leveraged Non-Recourse Security	—	—	1,300	1,300
Limited Partnerships	—	—	9,233,462	9,233,462
Non-Agency Asset-Backed Securities	—	101,756	—	101,756
Non-Agency Commercial Mortgage-Backed
Securities	—	1,922,559	—	1,922,559
Preferred Stock	18,171	—	—	18,171
Sovereign Bonds	—	8,807,582	—	8,807,582
Supranational Bank	—	1,001,351	—	1,001,351
US Treasury Obligations	—	4,423,809	—	4,423,809
Short-Term Investments	5,558,512	—	—	5,558,512
Total Value of Securities	$290,944,723	$116,274,514	$9,234,762	$416,453,999
Derivatives[1]
Assets:
Futures Contracts	$913	$—	$—	$913
Foreign Currency Exchange Contracts	—	25,528	—	25,528
Liabilities:
Foreign Currency Exchange Contracts	$—	$(31,321)	$—	$(31,321)
Futures Contracts	(3,126)	—	—	(3,126)
OTC Credit Default Swaps	—	(15,060)	—	(15,060)

1Foreign currency exchange contracts, futures contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument at the period end.

The security that has been valued at zero on the “Schedule of investments” is considered to be Level 3 investment in this table.

During the six months ended May 31, 2021, there were no transfers into or out of Level 3 investments. The Fund’s policy is to recognize transfers into or out of Level 3 investments based on fair value at the beginning of the reporting period.

Notes to financial statements
Delaware Wealth Builder Fund

3. Investments (continued)

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to the Fund’s net assets.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value for the Fund:

	Limited Partnerships	Leveraged Non-Recourse Security	Total
Beginning balance November 30, 2020	$8,490,822	$1,300	$8,492,122
Return of capital	(170,444)	—	(170,444)
Net change in unrealized appreciation
(depreciation)	913,084	—	913,084
Ending balance May 31, 2021	$9,233,462	$1,300	$9,234,762
Net change in unrealized appreciation
from investments still held at the end of
the period	$913,084	$—	$913,084

When market quotations are not readily available for one or more portfolio securities, the Fund’s NAV shall be calculated by using the “fair value” of the securities as determined by the Pricing Committee. Such “fair value” is the amount that the Fund might reasonably expect to receive for the security (or asset) upon its current sale. Each such determination should be based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the size of the holding, (iii) the initial cost of the security, (iv) the existence of any contractual restrictions of the security’s disposition, (v) the price and extent of public trading in similar securities of the issuer or of comparable companies, (vi) quotations or evaluated prices from broker/dealers and/or pricing services, (vii) information obtained from the issuer, analysts, and/or appropriate stock exchange (for exchange-traded securities), (viii) an analysis of the company’s financial statements, and (ix) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

The Pricing Committee, or its delegate, employs various methods for calibrating these valuation approaches, including due diligence of the Fund’s pricing vendors and periodic back-testing of the prices that are fair valued under these procedures and reviews of any market related activity. The pricing of all securities fair valued by the Pricing Committee is subsequently reported to and approved by the Board on a quarterly basis.

Quantitative information about Level 3 fair value measurements for the Fund are as follows:

Assets	Value	Valuation Techniques	Unobservable Inputs
Limited Partnership	$9,233,462	Market cap rate method	Trailing 12 months NOI, adjusted for assets and liabilities; liquidity discount
Leveraged			Unadjusted price provided by
Non-Recourse Security	1,300	Valued by 3rd party	3rd party
Total	$9,234,762

A significant change to the inputs may result in a significant change to the valuation.

4. Capital Shares

Transactions in capital shares were as follows:

	Six months ended 5/31/21	Year ended 11/30/20
Shares sold:
Class A	1,336,279	2,060,385
Class C	158,185	224,529
Class R	39,128	18,351
Institutional Class	339,437	1,423,139
Shares issued upon reinvestment of dividends and distributions:
Class A	161,912	589,479
Class C	19,823	158,249
Class R	710	2,912
Institutional Class	84,155	349,100
	2,139,629	4,826,144
Shares redeemed:
Class A	(1,438,427)	(4,358,810)
Class C	(1,464,244)	(3,391,081)
Class R	(38,305)	(35,182)
Institutional Class	(1,140,743)	(4,363,203)
	(4,081,719)	(12,148,276)
Net decrease	(1,942,090)	(7,322,132)

Notes to financial statements
Delaware Wealth Builder Fund

4. Capital Shares (continued)

Certain shareholders may exchange shares of one class for shares of another class in the same Fund. These exchange transactions are included as subscriptions and redemptions in the table above and on the “Statements of changes in net assets.” For the six months ended May 31, 2021 and the year ended November 30, 2020, the Fund had the following exchange transactions:

	Exchange Redemptions		Exchange Subscriptions
				Institutional
	Class A	Class C	Class A	Class
	Shares	Shares	Shares	Shares	Value
Six months ended
5/31/21	2,238	55,566	55,684	2,238	$831,855
Year ended
11/30/20	18,524	65,286	58,583	25,347	1,068,685

5. Line of Credit

The Fund, along with certain other funds in the Delaware Funds (Participants), is a participant in a $225,000,000 revolving line of credit (Agreement) intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the Agreement, the Participants are charged an annual commitment fee of 0.15% with the addition of an upfront fee of 0.05%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets under the Agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the Agreement expires on November 1, 2021.

The Fund had no amounts outstanding as of May 31, 2021, or at any time during the period then ended.

6. Derivatives

US GAAP requires disclosures that enable investors to understand: (1) how and why an entity uses derivatives; (2) how they are accounted for; and (3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts — The Fund may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the US dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also enter into these contracts to hedge the US dollar value of securities it already owns that are denominated in foreign currencies. In addition, the Fund may enter into these contracts to facilitate or expedite the settlement of portfolio transactions. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts and foreign cross currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

During the six months ended May 31, 2021, the Fund entered into foreign currency exchange contracts to fix the US dollar value of a security between trade date and settlement date, and to hedge the US dollar value of securities it already owns that are denominated in foreign currencies to increase/decrease exposure to foreign currencies.

Futures Contracts — A futures contract is an agreement in which the writer (or seller) of the contract agrees to deliver to the buyer an amount of cash or securities equal to a specific dollar amount times the difference between the value of a specific security or index at the close of the last trading day of the contract and the price at which the agreement is made. The Fund may use futures contracts in the normal course of pursuing its investment objective. The Fund may invest in futures contracts to hedge its existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions. Upon entering into a futures contract, the Fund deposits cash or pledges US government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. At May 31, 2021, the Fund posted $20,671 in cash as collateral for open futures contracts, which is included in “Cash collateral due from brokers” on the “Statement of assets and liabilities.”

During the six months ended May 31, 2021, the Fund entered into futures contracts to hedge the Fund’s existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions and as a cash management tool.

Swap Contracts — The Fund may enter into CDS contracts in the normal course of pursuing its investment objective. The Fund may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets. The Fund will not be permitted

Notes to financial statements
Delaware Wealth Builder Fund

6. Derivatives (continued) to enter into any swap transactions unless, at the time of entering into such transactions, the unsecured long-term debt of the actual counterparty, combined with any credit enhancements, is rated at least BBB- by Standard & Poor’s Financial Services LLC (S&P) or Baa3 by Moody’s Investors Service, Inc. (Moody’s) or is determined to be of equivalent credit quality by DMC.

Credit Default Swaps. A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the reference security (or basket of securities) to the counterparty. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default.

During the six months ended May 31, 2021, the Fund entered into CDS contracts as a purchaser of protection. Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement. Initial margin and variation margin are posted to central counterparties for centrally cleared CDS basket trades, as determined by the applicable central counterparty. During the six months ended May 31, 2021, the Fund did not enter into any CDS contracts as a seller of protection.

CDS contracts may involve greater risks than if the Fund had invested in the reference obligation directly. CDS contracts are subject to general market risk, liquidity risk, counterparty risk, and credit risk. The Fund’s maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by (1) for bilateral swap contracts, having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty, and (2) for cleared swaps, trading these instruments through a central counterparty.

During the six months ended May 31, 2021, the Fund used CDS contracts to hedge against credit events.

Swaps Generally. For centrally cleared swaps, payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the contract on a given day. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument, or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the “Schedule of investments.”

At May 31, 2021, for bilateral derivative contracts, the Fund received $10,000 in cash collateral for certain open derivatives, which is included in “Cash collateral due to broker” on the “Statement of assets and liabilities.”

Fair values of derivative instruments as of May 31, 2021 were as follows:

	Asset Derivatives Fair Value
		Interest
Statement of Assets and	Currency	Rate
Liabilities Location	Contracts	Contracts	Total
Unrealized appreciation of
foreign currency
exchange contracts	$25,528	$—	$25,528
Variation margin due from
broker on futures
contracts	—	913	913
Total	$25,528	$913	$26,441

	Liability Derivatives Fair Value
		Interest
Statement of Assets and	Currency	Rate	Credit
Liabilities Location	Contracts	Contracts	Contracts	Total
Unrealized depreciation on
foreign currency
exchange contracts	$(31,321)	$—	$—	$(31,321)
Variation margin due to
broker on futures
contracts*	—	(3,126)	—	(3,126)
Unrealized depreciation on
over the counter creit
default swap contracts	—	—	(15,060)	(15,060)
Total	$(31,321)	$(3,126)	$(15,060)	$(49,507)

*	Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through May 31, 2021. Only current day variation margin is reported on the Fund’s “Statement of assets and liabilities.”

Notes to financial statements
Delaware Wealth Builder Fund

6. Derivatives (continued)

The effect of derivative instruments on the “Statement of operations” for the six months ended May 31, 2021 was as follows:

	Net Realized Gain (Loss) on:
	Foreign
	Currency
	Exchange	Futures	Swap
	Contracts	Contracts	Contracts	Total
Currency contracts	$(33,491)	$—	$—	$(33,491)
Interest rate contracts	—	38,514	—	38,514
Credit contracts	—	—	10,241	10,241
Total	$(33,491)	$38,514	$10,241	$15,264

	Net Change in Unrealized Appreciation (Depreciation) of:
	Foreign
	Currency
	Exchange	Futures	Swap
	Contracts	Contracts	Contracts	Total
Currency contracts	$8,873	$—	$—	$8,873
Interest rate contracts	—	(446)	—	(446)
Credit contracts	—	—	2,395	2,395
Total	$8,873	$(446)	$2,395	$10,822

The table below summarizes the average balance of derivative holdings by the Fund during the six months ended May 31, 2021:

	Long Derivative	Short Derivative
	Volume	Volume
Foreign currency exchange contracts (average notional value)	$1,177,834	$1,965,128
Futures contracts (average notional value)	189,109	1,292,344
CDS contracts (average notional value)**	559,000	—

**	Long represents buying protection and short represents selling protection.

7. Offsetting

The Fund entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of its derivative contract counterparties in order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter derivatives and foreign exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements on the “Statement of assets and liabilities.”

At May 31, 2021, the Fund had the following assets and liabilities subject to offsetting provisions:

Offsetting of Financial Assets and Liabilities and Derivative Assets and Liabilities

	Gross Value of	Gross Value of
Counterparty	Derivative Asset	Derivative Liability	Net Position
Bank of New
York Mellon	$—	$(812)	$(812)
Citigroup	10,518	—	10,518
JPMorgan Chase
Bank	15,010	(45,569)	(30,559)
Total	$25,528	$(46,381)	$(20,853)

		Fair Value of		Fair Value of
		Non-Cash	Cash Collateral	Non-Cash	Cash Collateral
Counterparty	Net Position	Collateral Received	Received(a)	Collateral Pledged	Pledged	Net Exposure(b)
Bank of New
York Mellon	$(812)	$—	$—	$—	$—	$(812)
Citigroup	10,518	—	—	—	—	10,518
JPMorgan Chase
Bank	(30,559)	—	10,000	—	—	(20,559)
Total	$(20,853)	$—	$10,000	$—	$—	$(10,853)

(a) The value of the related collateral exceeded the value of the derivatives as of May 31, 2021, as applicable.
(b) Net exposure represents the receivable (payable) that would be due from (to) the counterparty in the event of default.

8. Securities Lending

The Fund, along with other funds in the Delaware Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less

Notes to financial statements
Delaware Wealth Builder Fund

8. Securities Lending (continued)

than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day, may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.

Cash collateral received by each fund of the Trust is generally invested in a series of individual separate accounts, each corresponding to a fund. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; and asset-backed securities. A fund can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.

In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent, and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

The Fund may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of the Fund’s cash collateral account may be less than the amount the Fund would be required to return to the borrowers of the securities and the Fund would be required to make up for this shortfall.

During the six months ended May 31, 2021, the Fund had no securities out on loan.

9. Credit and Market Risk

Beginning in January 2020, global financial markets have experienced and may continue to experience significant volatility resulting from the spread of a novel coronavirus known as COVID-19. The outbreak of COVID-19 has resulted in travel and border restrictions, quarantines, supply chain disruptions, lower consumer demand, and general market uncertainty. The effects of COVID-19 have and may continue to adversely affect the global economy, the economies of certain nations, and individual issuers, all of which may negatively impact the Fund’s performance.

Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests will cause the NAV of the Fund to fluctuate.

When interest rates rise, fixed income securities (i.e. debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations.

IBOR is the risk that changes related to the use of the London interbank offered rate (LIBOR) and other interbank offered rate (collectively, “IBORs”) could have adverse impacts on financial instruments that reference LIBOR (or the corresponding IBOR). The abandonment of LIBOR could affect the value and liquidity of instruments that reference LIBOR. The use of alternative reference rate products may impact investment strategy performance. These risks may also apply with respect to changes in connection with other IBORs, such as the euro overnight index average (EONIA), which are also the subject of recent reform.

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital, or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid, and more volatile than the major securities markets in the US. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund invests a portion of its assets in high yield fixed income securities, which are securities rated lower than BBB- by S&P and Baa3 by Moody’s, or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments

Notes to financial statements
Delaware Wealth Builder Fund

9. Credit and Market Risk (continued)

as the underlying mortgages and consumer loans are paid back. Some of these securities are CMOs. CMOs are debt securities issued by US government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on the Fund’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the six months ended May 31, 2021. The Fund’s REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations. The Fund also invests in real estate acquired as a result of ownership of securities or other instruments, including issuers that invest, deal, or otherwise engage in transactions in real estate or interests therein. These instruments may include interests in private equity limited partnerships or limited liability companies that hold real estate investments (Real Estate Limited Partnerships). The Fund will limit its investments in Real Estate Limited Partnerships to 5% of its total assets at the time of purchase. The unfunded commitment for the limited partnerships totaled $582,748.

The Fund invests in certain obligations that may have liquidity protection designed to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies, or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction, or through a combination of such approaches. The Fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.

The Fund invests in bank loans and other securities that may subject it to direct indebtedness risk, the risk that the Fund will not receive payment of principal, interest, and other amounts due in connection with these investments and will depend primarily on the financial condition of the borrower. Loans that are fully secured offer the Fund more protection than unsecured loans in the event of nonpayment of scheduled interest or principal, although there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower’s obligation, or that the collateral can be liquidated. Some loans or claims may be in default at the time of purchase. Certain of the loans and the other direct indebtedness acquired by the Fund may involve revolving credit facilities or other standby financing commitments that obligate the Fund to pay additional cash on a certain date or on demand. These commitments may require the Fund to increase its investment in a company at a time when the Fund might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). To the extent that the Fund is committed to advance additional funds, it will at all times hold and maintain cash or other high grade debt obligations in an amount sufficient to meet such commitments. When a loan agreement is purchased, the Fund may pay an assignment fee. On an ongoing basis, the Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan agreement. Prepayment penalty fees are received upon the prepayment of a loan agreement by a borrower. Prepayment penalty, facility, commitment, consent and amendment fees are recorded to income as earned or paid.

As the Fund may be required to rely upon another lending institution to collect and pass on to the Fund amounts payable with respect to the loan and to enforce the Fund’s rights under the loan and other direct indebtedness, an insolvency, bankruptcy, or reorganization of the lending institution may delay or prevent the Fund from receiving such amounts. The highly leveraged nature of many loans may make them especially vulnerable to adverse changes in economic or market conditions. Investments in such loans and other direct indebtedness may involve additional risk to the Fund.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. Rule 144A and restricted securities held by the Fund have been identified on the “Schedule of investments.”

10. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

11. General Motors Term Loan Litigation

The Fund received notice of a litigation proceeding related to a General Motors Corporation (G.M.) term loan participation previously held by the Fund in 2009. Because it was believed that the Fund was a secured creditor, the Fund received the full principal on the loans in 2009 after the G.M. bankruptcy. However, based upon a US Court of Appeals ruling, the Motors Liquidation Company Avoidance Action Trust sought to recover such amounts arguing that the Fund was an unsecured creditor and, as an unsecured creditor, the Fund should not have received payment in full. Based on available information related to the litigation and the Fund’s potential exposure, the Fund recorded a contingent liability of $901,538 and an asset of $270,461 based on the potential recoveries by the estate that resulted in a net decrease in the Fund’s NAV to reflect this potential recovery.

Notes to financial statements
Delaware Wealth Builder Fund

11. General Motors Term Loan Litigation (continued)

The plaintiff and the term loan lenders, which included the Fund, reached an agreement that resolved the disputes. The parties agreed to terms of a settlement agreement and presented the settlement agreement to the court for approval at a hearing on June 12, 2019. The court approved the settlement documentation and dismissed the case on July 2, 2019. The court’s approval of the settlement and dismissal of the case with prejudice became final on July 16, 2019.

The contingent liability and other asset were removed in connection with the case being settled, which resulted in the Fund recognizing a gain in the amount of the liabilities reversed.

12. Recent Accounting Pronouncements

In August 2018, FASB issued an Accounting Standards Update (ASU), ASU 2018-13, which changes certain fair value measurement disclosure requirements. ASU 2018-13, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. ASU 2018-13 is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Management has implemented ASU 2018-13 on the financial statements.

In March 2020, FASB issued ASU 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in ASU 2020-04 provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of LIBOR and other interbank-offered based reference rates as of the end of 2021. ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. As of the financial reporting period, Management is evaluating the impact of applying this ASU.

13. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to May 31, 2021, that would require recognition or disclosure in the Fund’s financial statements.

Other Fund information (Unaudited)
Delaware Wealth Builder Fund

Liquidity Risk Management Program

The Securities and Exchange Commission (the “SEC”) has adopted Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”), which requires all open-end funds (other than money market funds) to adopt and implement a program reasonably designed to assess and manage the fund’s “liquidity risk,” defined as the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund.

The Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Board has designated the Division Director of the US Operational Risk Group of Macquarie Asset Management as the Program Administrator for each Fund in the Trust.

As required by the Liquidity Rule, the Program includes policies and procedures that provide for: (1) assessment, management, and review (no less frequently than annually) of the Fund’s liquidity risk; (2) classification of each of the Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately Liquid, Less Liquid, and Illiquid); (3) funds that do not primarily hold assets that are Highly Liquid, establishing and maintaining a minimum percentage of the Fund’s net assets in Highly Liquid investments (called a “Highly Liquid Investment Minimum” or “HLIM”); and (4) prohibiting the Fund’s acquisition of Illiquid investments if, immediately after the acquisition, the Fund would hold more than 15% of its net assets in Illiquid assets. The Program also requires reporting to the SEC (on a non-public basis) and to the Board if the Fund’s holdings of Illiquid assets exceed 15% of the Fund’s net assets. Funds with HLIMs must have procedures for addressing HLIM shortfalls, including reporting to the Board and, with respect to HLIM shortfalls lasting more than seven consecutive calendar days, reporting to the SEC (on a non-public basis).

In assessing and managing the Fund’s liquidity risk, the Program Administrator considers, as relevant, a variety of factors, including: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the number of days it is reasonably expected to take to convert the investment to cash (for Highly Liquid and Moderately Liquid holdings) or to sell or dispose of the investment (for Less Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value. The Fund primarily holds assets that are classified as Highly Liquid, and therefore is not required to establish an HLIM.

At a meeting of the Board held on May 25-27, 2021, the Program Administrator provided a written report to the Board addressing the Program’s operation and assessing the adequacy and effectiveness of its implementation for the period from April 1, 2020 through March 31, 2021. The report concluded that the Program is appropriately designed and effectively implemented and that it meets the requirements of Rule 22e-4 and the Fund’s liquidity needs. The Fund’s HLIM is set at an appropriate level and the Fund complied with its HLIM at all times during the reporting period.

Other Fund information (Unaudited)
Delaware Wealth Builder Fund

Board consideration of Investment Sub-Advisory Agreement for Delaware Wealth Builder Fund at a meeting held November 17-19, 2020

At a meeting held on November 17-19, 2020 (the “Meeting”), the Board of Trustees (the “Board”) of Delaware Wealth Builder Fund (the “Fund”), including a majority of non-interested or independent Trustees (the “Independent Trustees”), approved a new Sub-Advisory Agreement between Delaware Management Company (“DMC” or “Management”) and Macquarie Investment Management Austria Kapitalanlage AG (“MIMAK”).

In reaching the decision to approve the Sub-Advisory Agreement, the Board considered and reviewed information about MIMAK, including its personnel, operations, and financial condition, which had been provided by MIMAK. The Board also reviewed material furnished by DMC in advance of the meeting, including: a memorandum from DMC reviewing the Sub-Advisory Agreement and the various services proposed to be rendered by MIMAK; information concerning MIMAK’s organizational structure and the experience of their key investment management personnel; copies of MIMAK’s Form ADV, financial statements, compliance policies and procedures, and Codes of Ethics; relevant performance information provided with respect to MIMAK; and a copy of the Sub-Advisory Agreement.

In considering such information and materials, the Independent Trustees received assistance and advice from and met separately with their independent counsel. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s decision to approve the Sub-Advisory Agreement. This discussion of the information and factors considered by the Board is not intended to be exhaustive, but rather summarizes certain factors considered by the Board. In view of the wide variety of factors considered, the Board did not, unless otherwise noted, find it practicable to quantify or otherwise assign relative weights to the following factors. In addition, individual Trustees may have assigned different weights to various factors.

Nature, extent, and quality of services. In considering the nature, extent, and quality of the services to be provided by MIMAK, the Board reviewed the services to be provided by MIMAK pursuant to the Sub-Advisory Agreement as described at the Meeting. The Board reviewed materials provided by MIMAK regarding the experience and qualifications of the personnel who will be responsible for providing services to the Fund. The Board also considered relevant performance information provided with respect to MIMAK. In discussing the nature of the services proposed to be provided by MIMAK, it was observed that the Sub-Advisory Agreement will expand the sub-advisory services already provided by MIMAK to include the provision of discretionary investment management services as well as asset allocation services. Based upon these considerations, the Board was satisfied with the nature and quality of the overall services to be provided by MIMAK to the Fund and its shareholders and was confident in the abilities of MIMAK to provide quality services to the Fund and its shareholders.

Investment performance. In regard to the appointment of MIMAK for the Fund, the Board reviewed information on prior performance for MIMAK. In evaluating performance, the Board considered its previous approval of MIMAK to provide fully discretionary services to other Delaware Funds.

Sub-advisory fees. The Board considered that DMC would pay MIMAK a discretionary investment sub-advisory fee based on the extent to which MIMAK provides services to the Fund as described in the Sub-Advisory Agreement, in addition to the asset allocation sub-advisory fee previously approved. In considering the appropriateness of the sub-advisory fees, the Board also reviewed and considered the fees in light of the nature, extent, and quality of the sub-advisory services to be provided by MIMAK. The Board noted that the sub-advisory fees are paid by DMC to MIMAK and are not additional fees borne by the Fund, and that the management fee paid by the Fund to DMC would stay the same at current asset levels. The Board concluded that, in light of the quality and extent of the services to be provided and the business relationships between DMC and MIMAK, the proposed fee arrangement was understandable and reasonable.

Profitability, economies of scale, and fall out benefits. Trustees were also given available information on profits being realized by MIMAK in relation to the services being provided to the Fund and in relation to MIMAK’s overall investment advisory business, but believed such information to be of limited relevance because the sub-advisory fees are paid by DMC out of its management fee, and changes in the level of sub-advisory fees have no impact on Fund expenses. The Board was also provided with, and considered, information on potential fall-out benefits derived or to be derived by MIMAK in connection with its relationship to the Fund. The Board considered the potential benefit to DMC and MIMAK of marketing a global approach on the portfolio management of their fixed income investment strategies. The Trustees also noted that economies of scale are shared with the Fund and its shareholders through investment management fee breakpoints in DMC’s fee schedule for the Fund so that as the Fund grows in size, their effective investment management fee rates decline.

About the organization

Board of trustees
Shawn K. Lytle	Ann D. Borowiec	Frances A.	Christianna Wood Chief Executive Officer and President Gore Creek Capital, Ltd. Golden, CO Janet L. Yeomans Former Vice President and Treasurer 3M Company St. Paul, MN
President and	Former Chief Executive	Sevilla-Sacasa
Chief Executive Officer	Officer	Former Chief Executive
Delaware Funds®	Private Wealth Management	Officer
by Macquarie	J.P. Morgan Chase & Co.	Banco Itaú International
Philadelphia, PA	New York, NY	Miami, FL
Jerome D. Abernathy	Joseph W. Chow	Thomas K. Whitford
Managing Member,	Former Executive Vice	Former Vice Chairman
Stonebrook Capital	President	PNC Financial Services
Management, LLC	State Street Corporation	Group
Jersey City, NJ	Boston, MA	Pittsburgh, PA
Thomas L. Bennett	John A. Fry
Chairman of the Board	President
Delaware Funds	Drexel University
by Macquarie	Philadelphia, PA
Private Investor
Rosemont, PA

Affiliated officers
David F. Connor	Daniel V. Geatens	Richard Salus
Senior Vice President,	Senior Vice President and	Senior Vice President and
General Counsel,	Treasurer	Chief Financial Officer
and Secretary	Delaware Funds	Delaware Funds
Delaware Funds	by Macquarie	by Macquarie
by Macquarie	Philadelphia, PA	Philadelphia, PA
Philadelphia, PA

This semiannual report is for the information of Delaware Wealth Builder Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawarefunds.com/literature.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Forms N-PORT, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities, are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Fund’s most recent Form N-PORT are available without charge on the Fund’s website at delawarefunds.com/literature. The Fund’s Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at delawarefunds.com/proxy; and (ii) on the SEC’s website at sec.gov.

Semiannual report

US equity mutual fund

Delaware Small Cap Core Fund

May 31, 2021

Carefully consider the Fund’s investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Fund’s prospectus and its summary prospectus, which may be obtained by visiting delawarefunds.com/literature or calling 800 523-1918. Investors should read the prospectus and the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail.
Visit delawarefunds.com/edelivery.

Experience Delaware Funds® by Macquarie

Macquarie Investment Management (MIM) is a global asset manager with offices in the United States, Europe, Asia, and Australia. As active managers, we prioritize autonomy and accountability at the investment team level in pursuit of opportunities that matter for clients. Delaware Funds is one of the longest-standing mutual fund families, with more than 80 years in existence.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Funds or obtain a prospectus for Delaware Small Cap Core Fund at delawarefunds.com/literature.

Manage your account online

●	Check your account balance and transactions
●	View statements and tax forms
●	Make purchases and redemptions

Visit delawarefunds.com/account-access.

Macquarie Asset Management (MAM) offers a diverse range of products including securities investment management, infrastructure and real asset management, and fund and equity-based structured products. MIM is the marketing name for certain companies comprising the asset management division of Macquarie Group. This includes the following investment advisers: Macquarie Investment Management Business Trust (MIMBT), Macquarie Funds Management Hong Kong Limited, Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Global Limited, Macquarie Investment Management Europe Limited, and Macquarie Investment Management Europe S.A.

The Fund is distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT and Macquarie Group Limited.

Other than Macquarie Bank Limited (MBL), none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise.

The Fund is governed by US laws and regulations.

Unless otherwise noted, views expressed herein are current as of May 31, 2021, and subject to change for events occurring after such date.

The Fund is not FDIC insured and is not guaranteed. It is possible to lose the principal amount invested.

Advisory services provided by Delaware Management Company, a series of MIMBT, a US registered investment advisor.

All third-party marks cited are the property of their respective owners.

© 2021 Macquarie Management Holdings, Inc.

Disclosure of Fund expenses
For the six-month period from December 1, 2020 to May 31, 2021 (Unaudited)

The Fund seeks long-term capital appreciation.

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from December 1, 2020 to May 31, 2021.

Actual expenses

The first section of the table shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s expenses shown in the table assume reinvestment of all dividends and distributions.

1

Disclosure of Fund expenses
For the six-month period from December 1, 2020 to May 31, 2021 (Unaudited)

Delaware Small Cap Core Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	12/1/20	5/31/21	Expense Ratio	12/1/20 to 5/31/21*
Actual Fund return†
Class A	$1,000.00	$1,263.00	1.06%	$5.98
Class C	1,000.00	1,257.70	1.81%	10.19
Class R	1,000.00	1,261.10	1.31%	7.38
Institutional Class	1,000.00	1,264.50	0.81%	4.57
Class R6	1,000.00	1,265.30	0.69%	3.90
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,019.65	1.06%	$5.34
Class C	1,000.00	1,015.91	1.81%	9.10
Class R	1,000.00	1,018.40	1.31%	6.59
Institutional Class	1,000.00	1,020.89	0.81%	4.08
Class R6	1,000.00	1,021.49	0.69%	3.48

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).
†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

In addition to the Fund’s expenses reflected above, the Fund also indirectly bears its portion of the fees and expenses of the investment companies (Underlying Funds) in which it invests. The table above does not reflect the expenses of the Underlying Funds.

2

Security type / sector allocation and top 10 equity holdings

Delaware Small Cap Core Fund	As of May 31, 2021 (Unaudited)

Sector designations may be different from the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications.

Security type / sector	Percentage of net assets
Common Stock	98.72%
Basic Materials	7.93%
Business Services	4.16%
Capital Goods	11.02%
Communications Services	0.30%
Consumer Discretionary	7.80%
Consumer Services	4.65%
Consumer Staples	2.44%
Credit Cyclicals	2.94%
Energy	1.71%
Financials	16.52%
Healthcare	16.03%
Information Technology	12.75%
Media	0.78%
Real Estate Investment Trusts	5.50%
Transportation	1.46%
Utilities	2.73%
Short-Term Investments	1.09%
Total Value of Securities	99.81%
Receivables and Other Assets Net of Liabilities	0.19%
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 equity holdings	Percentage of net assets
American Eagle Outfitters	1.65%
Boise Cascade	1.41%
Minerals Technologies	1.40%
Shockwave Medical	1.32%
WESCO International	1.28%
MYR Group	1.23%
PDC Energy	1.21%
Stifel Financial	1.18%
Natera	1.16%
Texas Roadhouse	1.13%

3

Schedule of investments
Delaware Small Cap Core Fund	May 31, 2021 (Unaudited)

	Number of shares	Value (US $)
Common Stock – 98.72%
Basic Materials – 7.93%
Balchem	240,247	$31,472,357
Boise Cascade	1,571,446	103,699,722
Coeur Mining †	1,396,563	14,524,255
Ferro †	1,093,255	23,614,308
Kaiser Aluminum	580,372	75,094,333
Minerals Technologies	1,183,383	102,954,321
Neenah	889,403	47,076,101
Quaker Chemical	233,010	56,516,575
Summit Materials Class A †	1,464,993	51,011,056
Worthington Industries	1,154,665	76,635,116
		582,598,144
Business Services – 4.16%
ABM Industries	1,126,353	56,193,751
ASGN †	765,451	78,910,344
BrightView Holdings †	2,289,912	39,729,973
Casella Waste Systems Class A †	454,156	30,623,739
US Ecology †	924,837	36,651,290
WillScot Mobile Mini Holdings †	2,183,589	63,324,081
		305,433,178
Capital Goods – 11.02%
Ameresco Class A †	905,676	48,689,142
Applied Industrial Technologies	654,959	64,159,784
Barnes Group	663,593	35,449,138
Columbus McKinnon	1,098,524	55,695,167
ESCO Technologies	370,874	35,099,515
Federal Signal	1,534,977	65,205,823
Kadant	327,011	54,944,388
KBR	1,380,282	56,232,689
MasTec †	657,823	76,524,549
MYR Group †	1,034,633	90,054,456
Rexnord	1,401,511	70,033,505
Tetra Tech	533,889	63,783,719
WESCO International †	880,454	93,829,983
		809,701,858
Communications Services – 0.30%
ATN International	465,668	22,012,126
		22,012,126
Consumer Discretionary – 7.80%
American Eagle Outfitters	3,414,905	120,990,084
At Home Group †	1,117,983	41,969,082

4

	Number of shares	Value (US $)
Common Stock (continued)
Consumer Discretionary (continued)
BJ’s Wholesale Club Holdings †	1,509,416	$67,606,743
Children’s Place †	315,088	29,300,033
Dick’s Sporting Goods	547,164	53,364,905
Hibbett Sports †	460,878	39,064,019
Malibu Boats Class A †	794,392	62,296,221
Sonic Automotive Class A	376,312	18,149,528
Steven Madden	1,843,988	76,341,103
YETI Holdings †	729,222	63,879,847
		572,961,565
Consumer Services – 4.65%
Allegiant Travel †	261,884	57,996,831
Brinker International †	897,037	55,122,924
Chuy’s Holdings †	702,634	29,124,179
Jack in the Box	562,205	63,866,488
Texas Roadhouse	827,896	83,377,406
Wendy’s	2,264,550	52,582,851
		342,070,679
Consumer Staples – 2.44%
Helen of Troy †	188,501	39,675,691
J & J Snack Foods	405,407	71,181,361
Prestige Consumer Healthcare †	1,373,891	68,515,944
		179,372,996
Credit Cyclicals – 2.94%
Dana	2,007,270	54,457,235
KB Home	1,408,732	65,942,745
La-Z-Boy	798,212	32,910,281
Taylor Morrison Home †	2,124,131	62,916,760
		216,227,021
Energy – 1.71%
Earthstone Energy Class A †	800,322	7,691,094
Patterson-UTI Energy	3,393,644	28,404,800
PDC Energy †	2,115,452	89,314,384
		125,410,278
Financials – 16.52%
American Equity Investment Life Holding	1,054,014	32,147,427
Bryn Mawr Bank	518,578	24,788,028
City Holding	446,348	35,806,036
Enterprise Financial Services	479,075	23,671,096
Essent Group	1,236,059	59,133,062
First Bancorp	910,121	40,382,069

5

Schedule of investments
Delaware Small Cap Core Fund

	Number of shares	Value (US $)
Common Stock (continued)
Financials (continued)
First Financial Bancorp	1,788,744	$45,559,310
First Foundation	597,093	14,987,034
First Interstate BancSystem Class A	1,003,403	47,230,179
Great Western Bancorp	1,081,687	36,193,247
Hamilton Lane Class A	509,625	46,054,811
Independent Bank	590,457	48,187,196
Independent Bank Group	668,899	52,675,796
Kemper	251,378	18,820,671
Lakeland Financial	142,320	8,782,567
NMI Holdings Class A †	1,509,051	36,503,944
Old National Bancorp	2,765,775	52,688,014
Pacific Premier Bancorp	1,465,732	67,379,700
Primerica	116,546	18,904,927
RLI	278,254	29,350,232
Selective Insurance Group	713,489	53,704,317
South State	735,007	65,275,972
Stifel Financial	1,250,815	86,656,463
Umpqua Holdings	2,309,166	44,058,887
United Community Banks	1,663,519	57,524,487
Valley National Bancorp	3,829,350	54,836,292
WesBanco	1,271,354	49,481,098
WSFS Financial	1,188,285	63,228,645
		1,214,011,507
Healthcare – 16.03%
Agios Pharmaceuticals †	851,586	47,501,467
Amicus Therapeutics †	4,648,937	43,049,157
AtriCure †	627,315	46,879,250
Blueprint Medicines †	674,694	61,633,297
CONMED	575,052	79,178,910
CryoLife †	1,732,343	49,908,802
Halozyme Therapeutics †	1,571,425	65,072,709
Insmed †	1,726,143	42,463,118
Intercept Pharmaceuticals †	454,461	7,557,686
Ligand Pharmaceuticals †	363,989	42,841,505
Merit Medical Systems †	1,135,634	68,524,156
Natera †	902,722	84,982,249
NuVasive †	940,163	64,119,117
Omnicell †	371,918	51,696,602
PTC Therapeutics †	932,683	36,626,461
Shockwave Medical †	539,259	97,012,694
Spectrum Pharmaceuticals †	3,240,578	11,179,994
Supernus Pharmaceuticals †	1,600,456	47,773,612

6

	Number of shares	Value (US $)
Common Stock (continued)
Healthcare (continued)
Tabula Rasa HealthCare †	1,062,776	$45,922,551
TransMedics Group †	998,915	25,612,181
Travere Therapeutics †	2,630,619	39,906,490
Ultragenyx Pharmaceutical †	717,261	72,952,616
Vanda Pharmaceuticals †	2,572,847	45,513,663
		1,177,908,287
Information Technology – 12.75%
Bandwidth Class A †	133,966	15,846,838
Blackline †	225,415	23,436,398
Box Class A †	739,526	17,238,351
Brooks Automation	777,114	79,335,568
ExlService Holdings †	783,367	79,887,767
Ichor Holdings †	367,470	20,673,862
II-VI †	878,144	59,160,561
J2 Global †	637,893	79,436,815
MACOM Technology Solutions Holdings †	297,331	17,601,995
MaxLinear †	1,486,257	56,507,491
Mimecast †	665,617	33,274,194
NETGEAR †	746,213	29,012,761
Plantronics †	179,344	5,882,483
Q2 Holdings †	647,324	61,450,467
Rapid7 †	974,911	81,551,305
Semtech †	693,493	43,690,059
Silicon Laboratories †	302,048	41,247,675
Sprout Social Class A †	344,575	23,920,397
Upwork †	463,975	21,839,303
Varonis Systems †	787,642	38,043,109
WNS Holdings ADR †	821,187	61,178,432
Yelp †	1,158,195	46,455,202
		936,671,033
Media – 0.78%
Cinemark Holdings †	1,181,523	26,773,311
Nexstar Media Group Class A	203,186	30,865,985
		57,639,296
Real Estate Investment Trusts – 5.50%
American Assets Trust	919,449	33,605,861
Armada Hoffler Properties	2,377,449	31,548,748
Cousins Properties	527,398	19,561,192
DiamondRock Hospitality †	2,791,172	27,018,545
EastGroup Properties	380,054	60,078,936
Kite Realty Group Trust	2,150,472	45,590,006

7

Schedule of investments
Delaware Small Cap Core Fund

	Number of shares	Value (US $)
Common Stock (continued)
Real Estate Investment Trusts (continued)
Lexington Realty Trust	3,036,796	$37,595,535
National Storage Affiliates Trust	899,835	41,482,394
Pebblebrook Hotel Trust	1,257,131	28,096,878
Physicians Realty Trust	2,542,201	46,090,104
RPT Realty	2,609,611	33,272,540
		403,940,739
Transportation – 1.46%
Hub Group Class A †	897,971	62,687,356
Werner Enterprises	936,004	44,918,832
		107,606,188
Utilities – 2.73%
Black Hills	577,961	38,024,054
NorthWestern	821,570	52,046,460
South Jersey Industries	2,095,450	55,864,697
Spire	761,702	54,583,565
		200,518,776
Total Common Stock (cost $5,022,671,557)		7,254,083,671

Short-Term Investments – 1.09%
Money Market Mutual Funds – 1.09%
BlackRock FedFund – Institutional Shares
(seven-day effective yield 0.03%)	19,986,338	19,986,338
Fidelity Investments Money Market Government
Portfolio – Class I (seven-day effective yield
0.01%)	19,986,337	19,986,337
GS Financial Square Government Fund –
Institutional Shares (seven-day effective yield
0.02%)	19,986,337	19,986,337
Morgan Stanley Government Portfolio – Institutional
Share Class (seven-day effective yield 0.00%)	19,986,338	19,986,338
Total Short-Term Investments (cost $79,945,350)		79,945,350
Total Value of Securities–99.81%
(cost $5,102,616,907)		$7,334,029,021

† Non-income producing security.

Summary of abbreviations:

ADR – American Depositary Receipt
GS – Goldman Sachs

See accompanying notes, which are an integral part of the financial statements.

8

Statement of assets and liabilities
Delaware Small Cap Core Fund	May 31, 2021 (Unaudited)

Assets:
Investments, at value*	$7,334,029,021
Receivable for securities sold	22,658,408
Receivable for fund shares sold	20,410,030
Dividends and interest receivable	3,914,595
Total Assets	7,381,012,054
Liabilities:
Payable for fund shares redeemed	14,483,739
Payable for securities purchased	11,949,969
Investment management fees payable to affiliates	3,882,499
Dividend disbursing and transfer agent fees and expenses payable to
non-affiliates	1,764,913
Other accrued expenses	389,567
Distribution fees payable to affiliates	205,207
Dividend disbursing and transfer agent fees and expenses payable to affiliates	52,265
Accounting and administration expenses payable to affiliates	21,965
Trustees’ fees and expenses payable	10,120
Legal fees payable to affiliates	10,057
Reports and statements to shareholders expenses payable to affiliates	4,441
Total Liabilities	32,774,742
Total Net Assets	$7,348,237,312

Net Assets Consist of:
Paid-in capital	$5,014,961,269
Total distributable earnings (loss)	2,333,276,043
Total Net Assets	$7,348,237,312

9

Statement of assets and liabilities
Delaware Small Cap Core Fund

Net Asset Value

Class A:
Net assets	$324,967,200
Shares of beneficial interest outstanding, unlimited authorization, no par	10,453,576
Net asset value per share	$31.09
Sales charge	5.75%
Offering price per share, equal to net asset value per share / (1 - sales charge)	$32.99

Class C:
Net assets	$139,398,873
Shares of beneficial interest outstanding, unlimited authorization, no par	5,179,566
Net asset value per share	$26.91

Class R:
Net assets	$44,655,559
Shares of beneficial interest outstanding, unlimited authorization, no par	1,497,361
Net asset value per share	$29.82

Institutional Class:
Net assets	$5,578,419,222
Shares of beneficial interest outstanding, unlimited authorization, no par	174,842,161
Net asset value per share	$31.91

Class R6:
Net assets	$1,260,796,458
Shares of beneficial interest outstanding, unlimited authorization, no par	39,464,832
Net asset value per share	$31.95
_______________
*Investments, at cost	$5,102,616,907

See accompanying notes, which are an integral part of the financial statements.

10

Statement of operations
Delaware Small Cap Core Fund	Six months ended May 31, 2021 (Unaudited)

Investment Income:
Dividends	$29,013,833
Interest	25
29,013,858
Expenses:
Management fees	21,508,506
Distribution expenses – Class A	380,725
Distribution expenses – Class C	662,604
Distribution expenses – Class R	103,029
Dividend disbursing and transfer agent fees and expenses	3,908,358
Accounting and administration expenses	551,283
Reports and statements to shareholders expenses	279,013
Registration fees	189,925
Trustees’ fees and expenses	146,998
Legal fees	136,438
Custodian fees	90,022
Audit and tax fees	17,621
Other	58,951
28,033,473
Less expenses paid indirectly	(712)
Total operating expenses	28,032,761
Net Investment Income	981,097
Net Realized and Unrealized Gain:
Net realized gain on investments	166,368,604
Net change in unrealized appreciation (depreciation) of investments	1,378,603,703
Net Realized and Unrealized Gain	1,544,972,307
Net Increase in Net Assets Resulting from Operations	$1,545,953,404

See accompanying notes, which are an integral part of the financial statements.

11

Statements of changes in net assets
Delaware Small Cap Core Fund

	Six months
	ended
	5/31/21	Year ended
	(Unaudited)	11/30/20
Increase in Net Assets from Operations:
Net investment income	$981,097	$15,772,484
Net realized gain	166,368,604	13,107,745
Net change in unrealized appreciation (depreciation)	1,378,603,703	554,772,432
Net increase in net assets resulting from operations	1,545,953,404	583,652,661

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(1,951,965)	(5,024,973)
Class C	(1,003,028)	(2,606,845)
Class R	(279,913)	(469,815)
Institutional Class	(43,768,601)	(78,648,543)
Class R6	(9,588,230)	(14,406,900)
	(56,591,737)	(101,157,076)

Capital Share Transactions:
Proceeds from shares sold:
Class A	51,652,351	79,375,881
Class C	14,020,483	10,128,660
Class R	4,748,981	13,420,746
Institutional Class	951,044,003	1,689,107,282
Class R6	262,459,259	324,093,627

Net asset value of shares issued upon reinvestment of
dividends and distributions:
Class A	1,826,558	4,847,156
Class C	992,647	2,578,578
Class R	279,822	469,671
Institutional Class	33,842,749	63,748,709
Class R6	7,093,053	10,060,122
	1,327,959,906	2,197,830,432

12

	Six months
	ended
	5/31/21	Year ended
	(Unaudited)	11/30/20
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(60,037,961)	$(112,750,663)
Class C	(21,470,626)	(37,524,291)
Class R	(5,359,220)	(7,716,433)
Institutional Class	(1,180,707,798)	(1,398,861,403)
Class R6	(146,037,098)	(192,173,930)
	(1,413,612,703)	(1,749,026,720)
Increase (decrease) in net assets derived from capital share
transactions	(85,652,797)	448,803,712
Net Increase in Net Assets	1,403,708,870	931,299,297

Net Assets:
Beginning of period	5,944,528,442	5,013,229,145
End of period	$7,348,237,312	$5,944,528,442

See accompanying notes, which are an integral part of the financial statements.

13

Financial highlights
Delaware Small Cap Core Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income (loss)[2]
Net realized and unrealized gain
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[4]
Ratio of net investment income (loss) to average net assets
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding have been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

14

Six months ended
5/31/21[1]	Year ended
(Unaudited)	11/30/20	11/30/19	11/30/18	11/30/17	11/30/16
$24.79	$23.20	$23.91	$25.74	$22.23	$20.32

(0.03)	0.02	0.03	0.05	(0.03)	(0.02)
6.52	1.99	1.25	0.04	3.78	2.52
6.49	2.01	1.28	0.09	3.75	2.50

–	(0.04)	(0.02)	–	–	–
(0.19)	(0.38)	(1.97)	(1.92)	(0.24)	(0.59)
(0.19)	(0.42)	(1.99)	(1.92)	(0.24)	(0.59)

$31.09	$24.79	$23.20	$23.91	$25.74	$22.23

26.30%	8.81%	7.79%	0.44%	17.02%	12.86%

$324,967	$264,888	$279,872	$288,721	$324,710	$358,054
1.06%	1.10%	1.10%	1.12%	1.18%	1.24%
(0.21% )	0.09%	0.15%	0.19%	(0.12% )	(0.09% )
15%	37%	34%	38%	54%	43%

15

Financial highlights
Delaware Small Cap Core Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment loss[2]
Net realized and unrealized gain
Total from investment operations

Less dividends and distributions from:
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[4]
Ratio of net investment loss to average net assets
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding have been applied for per share information.
[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

16

Six months ended
5/31/21[1]	Year ended
(Unaudited)	11/30/20	11/30/19	11/30/18	11/30/17	11/30/16
$21.57	$20.35	$21.38	$23.38	$20.36	$18.80

(0.12)	(0.12)	(0.11)	(0.13)	(0.19)	(0.15)
5.65	1.72	1.05	0.05	3.45	2.30
5.53	1.60	0.94	(0.08)	3.26	2.15

(0.19)	(0.38)	(1.97)	(1.92)	(0.24)	(0.59)
(0.19)	(0.38)	(1.97)	(1.92)	(0.24)	(0.59)

$26.91	$21.57	$20.35	$21.38	$23.38	$20.36

25.77%	8.00%	6.99%	(0.31% )	16.17%	12.01%

$139,399	$117,251	$139,808	$168,400	$154,837	$126,787
1.81%	1.85%	1.85%	1.87%	1.93%	1.99%
(0.96% )	(0.66% )	(0.60% )	(0.56% )	(0.87% )	(0.84% )
15%	37%	34%	38%	54%	43%

17

Financial highlights
Delaware Small Cap Core Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment loss[2]
Net realized and unrealized gain
Total from investment operations

Less dividends and distributions from:
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[4]
Ratio of net investment loss to average net assets
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding have been applied for per share information.
[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

18

Six months ended
5/31/21[1]	Year ended
(Unaudited)	11/30/20	11/30/19	11/30/18	11/30/17	11/30/16
$23.82	$22.33	$23.12	$25.01	$21.66	$19.86

(0.06)	(0.03)	(0.02)	(0.02)	(0.08)	(0.06)
6.25	1.90	1.20	0.05	3.67	2.45
6.19	1.87	1.18	0.03	3.59	2.39

(0.19)	(0.38)	(1.97)	(1.92)	(0.24)	(0.59)
(0.19)	(0.38)	(1.97)	(1.92)	(0.24)	(0.59)

$29.82	$23.82	$22.33	$23.12	$25.01	$21.66

26.11%	8.51%	7.55%	0.19%	16.73%	12.60%

$44,656	$36,065	$27,631	$28,138	$33,112	$31,416
1.31%	1.35%	1.35%	1.37%	1.43%	1.49%
(0.46% )	(0.16% )	(0.10% )	(0.06% )	(0.37% )	(0.34% )
15%	37%	34%	38%	54%	43%

19

Financial highlights
Delaware Small Cap Core Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income from investment operations:
Net investment income[2]
Net realized and unrealized gain
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[4]
Ratio of net investment income to average net assets
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding have been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

20

Six months ended
5/31/21[1]	Year ended
(Unaudited)	11/30/20	11/30/19	11/30/18	11/30/17	11/30/16
$25.46	$23.81	$24.50	$26.29	$22.66	$20.65

0.01	0.07	0.09	0.11	0.03	0.03
6.68	2.06	1.28	0.05	3.86	2.57
6.69	2.13	1.37	0.16	3.89	2.60

(0.05)	(0.10)	(0.09)	(0.03)	(0.02)	–
(0.19)	(0.38)	(1.97)	(1.92)	(0.24)	(0.59)
(0.24)	(0.48)	(2.06)	(1.95)	(0.26)	(0.59)

$31.91	$25.46	$23.81	$24.50	$26.29	$22.66

26.45%	9.09%	8.06%	0.69%	17.31%	13.15%

$5,578,419	$4,632,204	$3,888,603	$3,451,251	$2,275,563	$1,271,533
0.81%	0.85%	0.85%	0.87%	0.93%	0.99%
0.04%	0.34%	0.40%	0.44%	0.13%	0.16%
15%	37%	34%	38%	54%	43%

21

Financial highlights
Delaware Small Cap Core Fund Class R6

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income from investment operations:
Net investment income[3]
Net realized and unrealized gain
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[5]
Ratio of net investment income to average net assets
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	The average shares outstanding have been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[6]	Portfolio turnover is representative of the Fund for the entire period.

See accompanying notes, which are an integral part of the financial statements.

22

Six months ended					5/2/16
5/31/21[1]	Year ended				to
(Unaudited)	11/30/20	11/30/19	11/30/18	11/30/17	11/30/16[2]
$25.51	$23.85	$24.54	$26.32	$22.68	$19.09

0.02	0.10	0.12	0.15	0.06	0.03
6.69	2.06	1.28	0.05	3.86	3.56
6.71	2.16	1.40	0.20	3.92	3.59

(0.08)	(0.12)	(0.12)	(0.06)	(0.04)	–
(0.19)	(0.38)	(1.97)	(1.92)	(0.24)	–
(0.27)	(0.50)	(2.09)	(1.98)	(0.28)	–

$31.95	$25.51	$23.85	$24.54	$26.32	$22.68

26.53%	9.24%	8.20%	0.86%	17.45%	18.81%

$1,260,796	$894,120	$677,315	$413,332	$49,594	$2
0.69%	0.71%	0.72%	0.74%	0.79%	0.82%
0.16%	0.48%	0.53%	0.57%	0.27%	0.29%
15%	37%	34%	38%	54%	43% [6]

23

Notes to financial statements
Delaware Small Cap Core Fund	May 31, 2021 (Unaudited)

Delaware Group® Equity Funds V (Trust) is organized as a Delaware statutory trust and offers three series: Delaware Wealth Builder Fund, Delaware Small Cap Core Fund, and Delaware Small Cap Value Fund. These financial statements and the related notes pertain to Delaware Small Cap Core Fund (Fund). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class C, Class R, Institutional Class, and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. There is no front-end sales charge when you purchase $1,000,000 or more of Class A shares. However, if Delaware Distributors, L.P. (DDLP) paid your financial intermediary a commission on your purchase of $1,000,000 or more of Class A shares, for shares purchased prior to July 1, 2020, you will have to pay a limited contingent deferred sales charge (“Limited CDSC”) of 1.00% if you redeem these shares within the first year after your purchase and 0.50% if you redeem these shares within the second year or for shares purchased on or after July 1, 2020, you will have to pay a Limited CDSC of 1.00% if you redeem these shares within the first 18 months after your purchase; unless a specific waiver of the Limited CDSC applies. Class C shares are sold with a CDSC of 1.00%, which will be incurred if redeemed during the first 12 months. Class R, Institutional Class, and Class R6 shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. In addition, Class R6 shares do not pay any service fees, sub-accounting fees, and/or sub-transfer agency fees to any brokers, dealers or other financial intermediaries.

On December 2, 2020, Waddell & Reed Financial, Inc., the parent company of Ivy Investment Management Company, the investment adviser of the Ivy Funds Complex (the Ivy Funds), and Macquarie Management Holdings, Inc., the US holding company for Macquarie Group Limited’s US asset management business (Macquarie), announced that they had entered into an agreement whereby Macquarie would acquire the investment management business of Waddell & Reed Financial, Inc. (the “Transaction”). The Transaction closed on April 30, 2021. The Ivy Funds, as part of Delaware Funds® by Macquarie, are now managed by Delaware Management Company (DMC) and distributed by DDLP.

1. Significant Accounting Policies

The Fund follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Fund.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Open-end investment companies are valued at their published net asset value (NAV). Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used,

24

various factors will be taken into consideration, such as market closures or suspension of trading in a security. Restricted securities are valued at fair value using methods approved by the Board.

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken or expected to be taken on the Fund’s federal income tax returns through the six months ended May 31, 2021 and for all open tax years (years ended November 30, 2017–November 30, 2020), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in “Other” on the “Statement of operations.” During the six months ended May 31, 2021, the Fund did not incur any interest or tax penalties.

Class Accounting – Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class. Class R6 shares will not be allocated any expenses related to service fees, sub-accounting fees, and/or sub-transfer agency fees paid to brokers, dealers, or other financial intermediaries.

Use of Estimates – The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Funds® by Macquarie (Delaware Funds) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Distributions received from investments in real estate investment trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually. The Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

25

Notes to financial statements
Delaware Small Cap Core Fund

1. Significant Accounting Policies (continued)

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. There were no such earnings credit for the six months ended May 31, 2021.

The Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the six months ended May 31, 2021, the Fund earned $712 under this arrangement.

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays DMC, a series of Macquarie Investment Management Business Trust and the investment manager, an annual fee which is calculated daily and paid monthly at the rates of 0.75% on the first $500 million of average daily net assets of the Fund, 0.70% on the next $500 million, 0.65% on the next $1.5 billion, and 0.60% on average daily net assets in excess of $2.5 billion.

DMC may permit its affiliates, Macquarie Investment Management Global Limited (MIMGL) and Macquarie Funds Management Hong Kong Limited (together, the “Affiliated Sub- Advisors”), to execute Fund security trades on behalf of the Manager. DMC may also seek quantitative support from MIMGL. Although the Affiliated Sub-Advisors serve as sub-advisors, DMC has ultimate responsibility for all investment advisory services. For these services, DMC, not the Fund, may pay each Affiliated Sub-Advisor a portion of its investment management fee.

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administrative oversight services to the Fund. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of all funds within the Delaware Funds at the following annual rates: 0.00475% of the first $35 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $45 billion (Total Fee). Each fund in the Delaware Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative NAV basis. This amount is included on the “Statement of operations” under “Accounting and administration expenses.” For the six months ended May 31, 2021, the Fund was charged $117,152 for these services.

DIFSC is also the transfer agent and dividend disbursing agent of the Fund. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of the retail funds within the Delaware Funds at the following annual rates: 0.014% of the first $20 billion; 0.011% of the next $5 billion; 0.007% of the next $5 billion; 0.005% of the next $20 billion; and 0.0025% of average daily net assets in excess of $50 billion. The fees payable to DIFSC under the shareholder services agreement described above are allocated among all retail funds in the Delaware Funds on a relative NAV basis. This amount is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the six months ended May 31, 2021, the Fund was charged $287,378 for

26

these services. Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Fund. Sub-transfer agency fees are paid by the Fund and are also included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” The fees are calculated daily and paid as invoices are received on a monthly or quarterly basis.

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual 12b-1 fee of 0.25%, 1.00%, and 0.50% of the average daily net assets of the Class A shares, Class C shares, and Class R shares, respectively. The fees are calculated daily and paid monthly. Institutional Class and Class R6 shares do not pay 12b-1 fees.

As provided in the investment management agreement, the Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal, tax, and regulatory reporting services to the Fund. For the six months ended May 31, 2021, the Fund was charged $101,352 for internal legal, tax, and regulatory reporting services provided by DMC and/or its affiliates’ employees. This amount is included on the “Statement of operations” under “Legal fees.”

For the six months ended May 31, 2021, DDLP earned $20,412 for commissions on sales of the Fund’s Class A shares. For the six months ended May 31, 2021, DDLP received gross CDSC commissions of $572 and $1,366, on redemptions of the Fund’s Class A and Class C shares, respectively, and these commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/ dealers on sales of those shares.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

In addition to the management fees and other expenses of the Fund, the Fund indirectly bears the investment management fees and other expenses of the investment companies (Underlying Funds) in which it invests. The amount of these fees and expenses incurred indirectly by the Fund will vary based upon the expense and fee levels of the Underlying Funds and the number of shares that are owned of the Underlying Funds at different times.

3. Investments

For the six months ended May 31, 2021, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$980,902,687
Sales	982,658,586

At May 31, 2021, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes have been estimated since final tax characteristics cannot be determined until fiscal year

27

Notes to financial statements
Delaware Small Cap Core Fund

3. Investments (continued)

end. At May 31, 2021, the cost and unrealized appreciation (depreciation) of investments for the Fund were as follows:

Cost of investments	$5,102,616,907
Aggregate unrealized appreciation of investments	$2,390,781,411
Aggregate unrealized depreciation of investments	(159,369,297)
Net unrealized appreciation of investments	$2,231,412,114

US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized as follows:

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)

Level 2 –

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

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The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of May 31, 2021:

Level 1
Securities
Assets:
Common Stock	$7,254,083,671
Short-Term Investments	79,945,350
Total Value of Securities	$7,334,029,021

During the six months ended May 31, 2021, there were no transfers into or out of Level 3 investments. The Fund’s policy is to recognize transfers into or out of Level 3 investments based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to the Fund’s net assets. During the six months ended May 31, 2021, there were no Level 3 investments.

4. Capital Shares

Transactions in capital shares were as follows:

	Six months
	ended	Year ended
	5/31/21	11/30/20
Shares sold:
Class A	1,789,278	3,839,939
Class C	553,681	546,339
Class R	170,182	639,440
Institutional Class	31,966,130	82,994,899
Class R6	9,012,049	15,491,308
Shares issued upon reinvestment of dividends and distributions:
Class A	69,530	209,290
Class C	43,499	127,086
Class R	11,091	21,062
Institutional Class	1,256,693	2,686,419
Class R6	263,193	423,763
	45,135,326	106,979,545

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Notes to financial statements
Delaware Small Cap Core Fund

4. Capital Shares (continued)

	Six months
	ended	Year ended
	5/31/21	11/30/20
Shares redeemed:
Class A	(2,088,902)	(5,427,774)
Class C	(853,902)	(2,107,590)
Class R	(197,839)	(384,170)
Institutional Class	(40,309,848)	(67,047,059)
Class R6	(4,867,009)	(9,259,811)
	(48,317,500)	(84,226,404)
Net increase (decrease)	(3,182,174)	22,753,141

Certain shareholders may exchange shares of one class for shares of another class in the same Fund. These exchange transactions are included as subscriptions and redemptions in the previous table and on the “Statements of changes in net assets.” For the six months ended May 31, 2021 and the year ended November 30, 2020, the Fund has the following exchange transactions:

	Exchange Redemptions			Exchange Subscriptions
			Institutional		Institutional
	Class A	Class C	Class	Class A	Class	Class R6
	Shares	Shares	Shares	Shares	Shares	Shares	Value
Six months ended
5/31/21	9,810	22,684	1,390,669	5,833	22,229	1,390,190	$43,754,325
Year ended
11/30/20	14,411	75,181	11,086	38,586	41,582	9,921	1,908,221

5. Line of Credit

The Fund, along with certain other funds in the Delaware Funds (Participants), is a participant in a $225,000,000 revolving line of credit (Agreement) intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the Agreement, the Participants are charged an annual commitment fee of 0.15%, with the addition of an upfront fee of 0.05% which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets under the Agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the Agreement expires on November 1, 2021.

The Fund had no amounts outstanding as of May 31, 2021, or at any time during the period then ended.

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6. Securities Lending

The Fund, along with other funds in the Delaware Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day, may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.

Cash collateral received by each fund of the Trust is generally invested in a series of individual separate accounts, each corresponding to a fund. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; and asset-backed securities. A fund can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.

In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent, and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

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Notes to financial statements
Delaware Small Cap Core Fund

6. Securities Lending (continued)

The Fund may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of the Fund’s cash collateral account may be less than the amount the Fund would be required to return to the borrowers of the securities and the Fund would be required to make up for this shortfall.

During the six months ended May 31, 2021, the Fund had no securities out on loan.

7. Credit and Market Risk

Beginning in January 2020, global financial markets have experienced and may continue to experience significant volatility resulting from the spread of a novel coronavirus known as COVID-19. The outbreak of COVID-19 has resulted in travel and border restrictions, quarantines, supply chain disruptions, lower consumer demand, and general market uncertainty. The effects of COVID-19 have and may continue to adversely affect the global economy, the economies of certain nations, and individual issuers, all of which may negatively impact the Fund’s performance.

Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests will cause the NAV of the Fund to fluctuate.

The Fund invests a significant portion of its assets in small companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small sized companies may be more volatile than investments in larger companies for a number of reasons, which include limited financial resources or a dependence on narrow product lines.

The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the six months ended May 31, 2021. The Fund’s REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of May 31, 2021, there were no Rule 144A securities held by the Fund.

32

8. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

9. Recent Accounting Pronouncements

In August 2018, FASB issued an Accounting Standards Update (ASU), ASU 2018-13, which changes certain fair value measurement disclosure requirements. ASU 2018-13, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. ASU 2018-13 is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Management has implemented ASU 2018-13 on the financial statements.

10. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to May 31, 2021, that would require recognition or disclosure in the Fund’s financial statements.

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Other Fund information (Unaudited)
Delaware Small Cap Core Fund

Liquidity Risk Management Program

The Securities and Exchange Commission (the “SEC”) has adopted Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”), which requires all open-end funds (other than money market funds) to adopt and implement a program reasonably designed to assess and manage the fund’s “liquidity risk,” defined as the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund.

The Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Board has designated the Division Director of the US Operational Risk Group of Macquarie Asset Management as the Program Administrator for each Fund in the Trust.

As required by the Liquidity Rule, the Program includes policies and procedures that provide for: (1) assessment, management, and review (no less frequently than annually) of the Fund’s liquidity risk; (2) classification of each of the Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately Liquid, Less Liquid, and Illiquid); (3) funds that do not primarily hold assets that are Highly Liquid, establishing and maintaining a minimum percentage of the Fund’s net assets in Highly Liquid investments (called a “Highly Liquid Investment Minimum” or “HLIM”); and (4) prohibiting the Fund’s acquisition of Illiquid investments if, immediately after the acquisition, the Fund would hold more than 15% of its net assets in Illiquid assets. The Program also requires reporting to the SEC (on a non-public basis) and to the Board if the Fund’s holdings of Illiquid assets exceed 15% of the Fund’s net assets. Funds with HLIMs must have procedures for addressing HLIM shortfalls, including reporting to the Board and, with respect to HLIM shortfalls lasting more than seven consecutive calendar days, reporting to the SEC (on a non-public basis).

In assessing and managing the Fund’s liquidity risk, the Program Administrator considers, as relevant, a variety of factors, including: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the number of days it is reasonably expected to take to convert the investment to cash (for Highly Liquid and Moderately Liquid holdings) or to sell or dispose of the investment (for Less Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value. The Fund primarily holds assets that are classified as Highly Liquid, and therefore is not required to establish an HLIM.

At a meeting of the Board held on May 25-27, 2021, the Program Administrator provided a written report to the Board addressing the Program’s operation and assessing the adequacy and effectiveness of its implementation for the period from April 1, 2020 through March 31, 2021. The report concluded that the Program is appropriately designed and effectively implemented and that it meets the requirements of Rule 22e-4 and the Fund’s liquidity needs. The Fund’s HLIM is set at an appropriate level and the Fund complied with its HLIM at all times during the reporting period.

34

About the organization

Board of trustees
Shawn K. Lytle	Ann D. Borowiec	Frances A.	Christianna Wood
President and	Former Chief Executive	Sevilla-Sacasa	Chief Executive Officer
Chief Executive Officer	Officer	Former Chief Executive	and President
Delaware Funds®	Private Wealth Management	Officer	Gore Creek Capital, Ltd.
by Macquarie	J.P. Morgan Chase & Co.	Banco Itaú International	Golden, CO
Philadelphia, PA	New York, NY	Miami, FL	Janet L. Yeomans
Jerome D. Abernathy	Joseph W. Chow	Thomas K. Whitford	Former Vice President and
Managing Member,	Former Executive Vice	Former Vice Chairman	Treasurer
Stonebrook Capital	President	PNC Financial Services	3M Company
Management, LLC	State Street Corporation	Group	St. Paul, MN
Jersey City, NJ	Boston, MA	Pittsburgh, PA
Thomas L. Bennett	John A. Fry
Chairman of the Board	President
Delaware Funds	Drexel University
by Macquarie	Philadelphia, PA
Private Investor
Rosemont, PA

Affiliated officers
David F. Connor	Daniel V. Geatens	Richard Salus
Senior Vice President,	Senior Vice President and	Senior Vice President and
General Counsel,	Treasurer	Chief Financial Officer
and Secretary	Delaware Funds	Delaware Funds
Delaware Funds	by Macquarie	by Macquarie
by Macquarie	Philadelphia, PA	Philadelphia, PA
Philadelphia, PA

This semiannual report is for the information of Delaware Small Cap Core Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawarefunds.com/literature.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Forms N-PORT, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities, are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Fund’s most recent Form N-PORT are available without charge on the Fund’s website at delawarefunds.com/literature. The Fund’s Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at delawarefunds.com/proxy; and (ii) on the SEC’s website at sec.gov.

35

Semiannual report

US equity mutual fund

Delaware Small Cap Value Fund

May 31, 2021

Carefully consider the Fund’s investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Fund’s prospectus and its summary prospectus, which may be obtained by visiting delawarefunds.com/literature or calling 800 523-1918. Investors should read the prospectus and the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail.
Visit delawarefunds.com/edelivery.

Experience Delaware Funds® by Macquarie

Macquarie Investment Management (MIM) is a global asset manager with offices in the United States, Europe, Asia, and Australia. As active managers, we prioritize autonomy and accountability at the investment team level in pursuit of opportunities that matter for clients. Delaware Funds is one of the longest-standing mutual fund families, with more than 80 years in existence.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Funds or obtain a prospectus for Delaware Small Cap Value Fund at delawarefunds.com/literature.

Manage your account online

●	Check your account balance and transactions
●	View statements and tax forms
●	Make purchases and redemptions

Visit delawarefunds.com/account-access.

Macquarie Asset Management (MAM) offers a diverse range of products including securities investment management, infrastructure and real asset management, and fund and equity-based structured products. MIM is the marketing name for certain companies comprising the asset management division of Macquarie Group. This includes the following investment advisers: Macquarie Investment Management Business Trust (MIMBT), Macquarie Funds Management Hong Kong Limited, Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Global Limited, Macquarie Investment Management Europe Limited, and Macquarie Investment Management Europe S.A.

The Fund is distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT and Macquarie Group Limited.

Other than Macquarie Bank Limited (MBL), none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise.

The Fund is governed by US laws and regulations.

Unless otherwise noted, views expressed herein are current as of May 31, 2021, and subject to change for events occurring after such date.

The Fund is not FDIC insured and is not guaranteed. It is possible to lose the principal amount invested.

Advisory services provided by Delaware Management Company, a series of MIMBT, a US registered investment advisor.

All third-party marks cited are the property of their respective owners.

© 2021 Macquarie Management Holdings, Inc.

Disclosure of Fund expenses
For the six-month period from December 1, 2020 to May 31, 2021 (Unaudited)

The investment objective of the Fund is to seek long-term capital appreciation.

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from December 1, 2020 to May 31, 2021.

Actual expenses

The first section of the table shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s expenses shown in the table reflect fee waivers in effect and assume reinvestment of all dividends and distributions.

1

Disclosure of Fund expenses
For the six-month period from December 1, 2020 to May 31, 2021 (Unaudited)

Delaware Small Cap Value Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	12/1/20	5/31/21	Expense Ratio	12/1/20 to 5/31/21*
Actual Fund return†
Class A	$1,000.00	$1,382.30	1.10%	$6.53
Class C	1,000.00	1,377.00	1.85%	10.96
Class R	1,000.00	1,380.70	1.35%	8.01
Institutional Class	1,000.00	1,383.90	0.85%	5.05
Class R6	1,000.00	1,385.30	0.69%	4.10
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,019.45	1.10%	$5.54
Class C	1,000.00	1,015.71	1.85%	9.30
Class R	1,000.00	1,018.20	1.35%	6.79
Institutional Class	1,000.00	1,020.69	0.85%	4.28
Class R6	1,000.00	1,021.49	0.69%	3.48

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).
†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

In addition to the Fund’s expenses reflected above, the Fund also indirectly bears its portion of the fees and expenses of the investment companies (Underlying Funds) in which it invests. The table above do not reflect the expenses of the Underlying Funds.

2

Security type / sector allocation and top 10 equity holdings
Delaware Small Cap Value Fund	As of May 31, 2021 (Unaudited)

Sector designations may be different from the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications.

Security type / sector	Percentage of net assets
Common Stock ◆	97.98%
Basic Industry	8.25%
Business Services	2.02%
Capital Spending	10.75%
Consumer Cyclical	4.93%
Consumer Services	9.86%
Consumer Staples	3.43%
Energy	3.93%
Financial Services*	28.42%
Healthcare	2.81%
Real Estate Investment Trusts	7.70%
Technology	10.26%
Transportation	2.62%
Utilities	3.00%
Short-Term Investments	2.00%
Total Value of Securities	99.98%
Receivables and Other Assets Net of Liabilities	0.02%
Total Net Assets	100.00%
◆	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
*	To monitor compliance with the Fund’s concentration guidelines as described in the Fund’s Prospectus and Statement of Additional Information, the Financial Services sector (as disclosed herein for financial reporting purposes) is subdivided into a variety of “industries” (in accordance with the requirements of the Investment Company Act of 1940, as amended). The Financial Services sector consisted of banks, diversified financial services, insurance, and savings & loans. As of May 31, 2021, such amounts, as a percentage of total net assets were 20.68%, 2.36%, 4.57%, and 0.81%, respectively. The percentage in any such single industry will comply with the Fund’s concentration policy even if the percentage in the Financial Services sector for financial reporting purposes may exceed 25%.

3

Security type / sector allocation and top 10 equity holdings
Delaware Small Cap Value Fund

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 equity holdings	Percentage of net assets
East West Bancorp	3.21%
MasTec	2.97%
Stifel Financial	2.36%
Western Alliance Bancorp	2.28%
Louisiana-Pacific	2.26%
Hancock Whitney	1.97%
Webster Financial	1.90%
Berry Global Group	1.82%
ITT	1.81%
Altra Industrial Motion	1.58%

4

Schedule of investments
Delaware Small Cap Value Fund	May 31, 2021 (Unaudited)

	Number of shares	Value (US $)
Common Stock – 97.98% ◆
Basic Industry – 8.25%
Arconic †	1,270,900	$45,968,453
Ashland Global Holdings	405,200	38,429,168
Avient	765,300	39,780,294
Berry Global Group †	1,726,810	117,785,710
HB Fuller	842,500	58,233,600
Huntsman	1,757,100	49,866,498
Louisiana-Pacific	2,177,600	146,356,496
Summit Materials Class A †	1,096,000	38,162,720
		534,582,939
Business Services – 2.02%
Deluxe	478,300	21,791,348
PAE †	1,850,300	15,024,436
WESCO International †	883,200	94,122,624
		130,938,408
Capital Spending – 10.75%
Altra Industrial Motion	1,559,943	102,472,656
Atkore †	1,245,100	96,121,720
H&E Equipment Services	822,200	30,750,280
ITT	1,247,600	117,149,640
KBR	1,151,052	46,893,859
MasTec †	1,656,559	192,707,508
Primoris Services	1,268,100	40,312,899
Rexnord	1,408,100	70,362,757
		696,771,319
Consumer Cyclical – 4.93%
Adient †	1,426,200	71,395,572
Barnes Group	884,500	47,249,990
KB Home	1,277,700	59,809,137
Knoll	1,354,669	35,221,394
Leggett & Platt	776,800	42,747,304
Meritage Homes †	582,200	62,685,474
Standard Motor Products	14,578	656,302
		319,765,173
Consumer Services – 9.86%
Aaron’s	321,100	11,549,967
Acushnet Holdings	790,200	42,038,640
American Eagle Outfitters	1,342,600	47,568,318
Asbury Automotive Group †	199,337	39,526,534
Bed Bath & Beyond †	515,100	14,417,649
Cable One	18,480	33,551,549

5

Schedule of investments
Delaware Small Cap Value Fund

	Number of shares	Value (US $)
Common Stock ◆ (continued)
Consumer Services (continued)
Choice Hotels International †	529,000	$63,961,390
Cracker Barrel Old Country Store	360,500	56,858,060
Denny’s †	1,113,900	19,582,362
Group 1 Automotive	103,016	16,428,991
PROG Holdings	943,100	49,720,232
Steven Madden	947,525	39,227,535
TEGNA	2,773,800	53,783,982
Texas Roadhouse	370,100	37,272,771
UniFirst	282,500	62,624,600
Wolverine World Wide	1,397,841	50,965,283
		639,077,863
Consumer Staples – 3.43%
Core-Mark Holding	890,100	40,819,986
J & J Snack Foods	310,200	54,464,916
Performance Food Group †	760,654	38,131,585
Scotts Miracle-Gro	143,100	31,105,647
Spectrum Brands Holdings	653,250	58,067,392
		222,589,526
Energy – 3.93%
CNX Resources †	4,179,200	56,920,704
Delek US Holdings	1,302,400	29,030,496
Devon Energy	2,742,460	72,839,738
Dril-Quip †	619,400	20,768,482
Helix Energy Solutions Group †	3,611,900	18,890,237
Patterson-UTI Energy	3,169,400	26,527,878
Renewable Energy Group †	485,900	29,673,913
		254,651,448
Financial Services – 28.42%
American Equity Investment Life Holding	2,267,700	69,164,850
Bank of NT Butterfield & Son	1,065,200	40,626,728
East West Bancorp	2,784,823	208,249,064
Essent Group	413,900	19,800,976
First Financial Bancorp	2,494,800	63,542,556
First Interstate BancSystem Class A	882,900	41,558,103
First Midwest Bancorp	480,100	10,048,493
FNB	7,420,600	99,510,246
Great Western Bancorp	2,076,250	69,471,325
Hancock Whitney	2,573,400	127,409,034
Hanover Insurance Group	592,900	82,703,621
Kemper	539,800	40,414,826
NBT Bancorp	599,200	23,362,808

6

	Number of shares	Value (US $)
Common Stock◆ (continued)
Financial Services (continued)
Prosperity Bancshares	670,100	$50,425,025
S&T Bancorp	808,156	27,420,733
Sandy Spring Bancorp	756,400	35,142,344
Selective Insurance Group	1,114,706	83,903,921
Sterling Bancorp	1,972,300	52,542,072
Stifel Financial	2,209,650	153,084,552
Synovus Financial	1,579,800	77,599,776
Umpqua Holdings	4,788,500	91,364,580
Valley National Bancorp	6,160,400	88,216,928
Webster Financial	2,179,000	123,505,720
WesBanco	401,200	15,614,704
Western Alliance Bancorp	1,480,200	148,034,802
		1,842,717,787
Healthcare – 2.81%
Avanos Medical †	955,700	38,323,570
Integer Holdings †	596,800	53,992,496
Integra LifeSciences
Holdings †	799,600	55,212,380
Service Corp. International	652,400	34,590,248
		182,118,694
Real Estate Investment Trusts – 7.70%
Brandywine Realty Trust	4,090,137	57,507,326
Broadstone Net Lease	1,580,100	34,509,384
Independence Realty Trust	1,740,700	29,731,156
Kite Realty Group Trust	1,669,057	35,384,008
Lexington Realty Trust	4,601,100	56,961,618
Life Storage	570,900	56,770,296
National Health Investors	516,600	34,049,106
Outfront Media †	2,957,900	70,812,126
RPT Realty	2,553,689	32,559,535
Spirit Realty Capital	1,309,900	61,905,874
Summit Hotel Properties †	3,017,700	29,000,097
		499,190,526
Technology – 10.26%
Cirrus Logic †	640,900	50,035,063
Coherent †	81,004	21,272,461
Concentrix †	284,700	43,479,384
Diodes †	441,500	33,408,305
Flex †	4,663,869	85,208,887
NCR †	530,007	25,546,337
NetScout Systems †	1,150,506	33,824,876

7

Schedule of investments
Delaware Small Cap Value Fund

	Number of shares	Value (US $)
Common Stock◆ (continued)
Technology (continued)
ON Semiconductor †	1,866,300	$74,726,652
SYNNEX	284,700	36,043,020
Teradyne	575,200	76,127,720
Tower Semiconductor †	2,061,800	56,637,646
TTM Technologies †	3,541,102	53,647,695
Viavi Solutions †	3,063,100	53,696,143
Vishay Intertechnology	905,100	21,785,757
		665,439,946
Transportation – 2.62%
Kirby †	693,000	45,273,690
Saia †	136,150	31,336,284
SkyWest †	533,400	26,152,602
Werner Enterprises	1,399,300	67,152,407
		169,914,983
Utilities – 3.00%
ALLETE	775,100	53,396,639
Black Hills	799,100	52,572,789
South Jersey Industries	1,540,900	41,080,394
Southwest Gas Holdings	721,800	47,646,018
		194,695,840
Total Common Stock (cost $3,746,691,145)		6,352,454,452

Short-Term Investments – 2.00%
Money Market Mutual Funds – 2.00%
BlackRock FedFund – Institutional Shares
(seven-day effective yield 0.03%)	32,439,815	32,439,815
Fidelity Investments Money Market Government
Portfolio – Class I (seven-day effective yield
0.01%)	32,439,814	32,439,814
GS Financial Square Government Fund –
Institutional Shares (seven-day effective yield
0.02%)	32,439,815	32,439,815
Morgan Stanley Government Portfolio – Institutional
Share Class (seven-day effective yield 0.00%)	32,439,815	32,439,815
Total Short-Term Investments (cost $129,759,259)		129,759,259
Total Value of Securities–99.98%
(cost $3,876,450,404)		$6,482,213,711

◆	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.

8

†	Non-income producing security.

Summary of abbreviations:

GS – Goldman Sachs

See accompanying notes, which are an integral part of the financial statements.

9

Statement of assets and liabilities
Delaware Small Cap Value Fund	May 31, 2021 (Unaudited)

Assets:
Investments, at value*	$6,482,213,711
Receivable for fund shares sold	14,474,512
Dividends and interest receivable	5,511,469
Receivable for securities sold	4,874,540
Total Assets	6,507,074,232
Liabilities:
Payable for fund shares redeemed	11,447,435
Payable for securities purchased	6,185,262
Investment management fees payable to affiliates	3,448,716
Dividend disbursing and transfer agent fees and expenses payable to
non-affiliates	1,566,289
Other accrued expenses	448,645
Distribution fees payable to affiliates	222,359
Dividend disbursing and transfer agent fees and expenses payable to affiliates	46,159
Accounting and administration expenses payable to affiliates	19,438
Trustees’ fees and expenses payable to affiliates	8,752
Legal fees payable to affiliates	8,656
Reports and statements to shareholders expenses payable to affiliates	3,966
Total Liabilities	23,405,677
Total Net Assets	$6,483,668,555

Net Assets Consist of:
Paid-in capital	$3,811,727,884
Total distributable earnings (loss)	2,671,940,671
Total Net Assets	$6,483,668,555

10

Net Asset Value

Class A:
Net assets	$726,770,036
Shares of beneficial interest outstanding, unlimited authorization, no par	9,507,154
Net asset value per share	$76.44
Sales charge	5.75%
Offering price per share, equal to net asset value per share / (1 - sales charge)	$81.10

Class C:
Net assets	$53,866,067
Shares of beneficial interest outstanding, unlimited authorization, no par	876,100
Net asset value per share	$61.48

Class R:
Net assets	$59,764,671
Shares of beneficial interest outstanding, unlimited authorization, no par	809,372
Net asset value per share	$73.84

Institutional Class:
Net assets	$4,300,966,305
Shares of beneficial interest outstanding, unlimited authorization, no par	52,953,608
Net asset value per share	$81.22

Class R6:
Net assets	$1,342,301,476
Shares of beneficial interest outstanding, unlimited authorization, no par	16,494,860
Net asset value per share	$81.38
____________________
*Investments, at cost	$3,876,450,404

See accompanying notes, which are an integral part of the financial statements.

11

Statement of operations
Delaware Small Cap Value Fund	Six months ended May 31, 2021 (Unaudited)

Investment Income:
Dividends	$37,689,790
Interest	4
37,689,794

Expenses:
Management fees	18,147,222
Distribution expenses — Class A	811,935
Distribution expenses — Class C	247,243
Distribution expenses — Class R	130,498
Dividend disbursing and transfer agent fees and expenses	3,965,489
Accounting and administration expenses	464,304
Reports and statements to shareholders expenses	213,736
Trustees’ fees and expenses	119,670
Registration fees	109,232
Legal fees	103,062
Custodian fees	76,300
Audit and tax fees	17,705
Other	48,672
24,455,068
Less expenses paid indirectly	(615)
Total operating expenses	24,454,453
Net Investment Income	13,235,341
Net Realized and Unrealized Gain:
Net realized gain on investments	123,418,690
Net change in unrealized appreciation (depreciation) of investments	1,640,630,941
Net Realized and Unrealized Gain	1,764,049,631
Net Increase in Net Assets Resulting from Operations	$1,777,284,972

See accompanying notes, which are an integral part of the financial statements.

12

Statements of changes in net assets
Delaware Small Cap Value Fund

	Six months
	ended
	5/31/21	Year ended
	(Unaudited)	11/30/20
Increase (Decrease) in Net Assets from Operations:
Net investment income	$13,235,341	$40,156,112
Net realized gain (loss)	123,418,690	(39,807,994)
Net change in unrealized appreciation (depreciation)	1,640,630,941	(79,578,311)
Net increase (decrease) in net assets resulting from
operations	1,777,284,972	(79,230,193)

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(4,041,423)	(26,836,930)
Class C	(68,123)	(3,124,333)
Class R	(221,432)	(2,279,071)
Institutional Class	(28,075,719)	(124,086,181)
Class R6	(9,897,320)	(27,982,274)
	(42,304,017)	(184,308,789)

Capital Share Transactions:
Proceeds from shares sold:
Class A	94,746,737	137,462,793
Class C	9,632,343	9,629,288
Class R	10,980,319	10,625,442
Institutional Class	614,599,221	1,229,328,754
Class R6	276,780,180	596,941,661
Net asset value of shares issued upon reinvestment of
dividends and distributions:
Class A	3,975,321	26,442,390
Class C	67,426	3,058,818
Class R	221,408	2,278,860
Institutional Class	26,608,971	120,505,849
Class R6	9,612,283	26,477,062
	1,047,224,209	2,162,750,917

13

Statements of changes in net assets
Delaware Small Cap Value Fund

	Six months
	ended
	5/31/21	Year ended
	(Unaudited)	11/30/20
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(122,602,199)	$(187,767,639)
Class C	(17,950,309)	(24,774,471)
Class R	(11,123,416)	(18,475,683)
Institutional Class	(605,469,180)	(1,036,049,988)
Class R6	(227,030,869)	(269,976,409)
	(984,175,973)	(1,537,044,190)
Increase in net assets derived from capital share transactions	63,048,236	625,706,727
Net Increase in Net Assets	1,798,029,191	362,167,745
Net Assets:
Beginning of period	4,685,639,364	4,323,471,619
End of period	$6,483,668,555	$4,685,639,364

See accompanying notes, which are an integral part of the financial statements.

14

This page intentionally left blank.

Financial highlights
Delaware Small Cap Value Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[4]
Ratio of net investment income to average net assets
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding have been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

16

Six months ended
5/31/21[1]	Year ended
(Unaudited)	11/30/20	11/30/19	11/30/18	11/30/17	11/30/16
$55.68	$61.58	$61.81	$67.13	$58.16	$52.55

0.08	0.39	0.52	0.37	0.34	0.28
21.09	(3.67)	3.63	(4.81)	8.94	8.55
21.17	(3.28)	4.15	(4.44)	9.28	8.83

(0.41)	(0.58)	(0.42)	(0.27)	(0.31)	(0.32)
—	(2.04)	(3.96)	(0.61)	—	(2.90)
(0.41)	(2.62)	(4.38)	(0.88)	(0.31)	(3.22)

$76.44	$55.68	$61.58	$61.81	$67.13	$58.16

38.23%	(5.70% )	8.69%	(6.70% )	16.01%	18.47%

$726,770	$551,442	$637,146	$733,864	$881,709	$870,158
1.10%	1.14%	1.15%	1.15%	1.18%	1.24%
0.22%	0.80%	0.90%	0.56%	0.55%	0.57%
7%	23%	18%	18%	15%	19%

17

Financial highlights
Delaware Small Cap Value Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income (loss)[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[4]
Ratio of net investment income (loss) to average net assets
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding have been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

18

Six months ended
5/31/21[1]	Year ended
(Unaudited)	11/30/20	11/30/19	11/30/18	11/30/17	11/30/16
$44.71	$49.95	$50.96	$55.65	$48.34	$44.24

(0.14)	0.02	0.07	(0.10)	(0.10)	(0.07)
16.98	(3.00)	2.88	(3.98)	7.43	7.09
16.84	(2.98)	2.95	(4.08)	7.33	7.02

(0.07)	(0.22)	—	—	(0.02)	(0.02)
—	(2.04)	(3.96)	(0.61)	—	(2.90)
(0.07)	(2.26)	(3.96)	(0.61)	(0.02)	(2.92)

$61.48	$44.71	$49.95	$50.96	$55.65	$48.34

37.70%	(6.38% )	7.88%	(7.41% )	15.17%	17.58%

$53,866	$46,463	$69,109	$74,828	$105,757	$107,104
1.85%	1.89%	1.90%	1.90%	1.93%	1.99%
(0.53% )	0.05%	0.15%	(0.19% )	(0.20% )	(0.18% )
7%	23%	18%	18%	15%	19%

19

Financial highlights
Delaware Small Cap Value Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income (loss)[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[4]
Ratio of net investment income (loss) to average net assets
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding have been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

20

Six months ended
5/31/21[1]	Year ended
(Unaudited)	11/30/20	11/30/19	11/30/18	11/30/17	11/30/16
$53.74	$59.52	$59.86	$65.05	$56.40	$51.05

(0.01)	0.26	0.36	0.20	0.18	0.15
20.39	(3.56)	3.52	(4.66)	8.66	8.30
20.38	(3.30)	3.88	(4.46)	8.84	8.45

(0.28)	(0.44)	(0.26)	(0.12)	(0.19)	(0.20)
—	(2.04)	(3.96)	(0.61)	—	(2.90)
(0.28)	(2.48)	(4.22)	(0.73)	(0.19)	(3.10)

$73.84	$53.74	$59.52	$59.86	$65.05	$56.40

38.07%	(5.92% )	8.42%	(6.92% )	15.71%	18.19%

$59,765	$43,823	$55,697	$62,791	$84,131	$83,557
1.35%	1.39%	1.40%	1.40%	1.43%	1.49%
(0.03% )	0.55%	0.65%	0.31%	0.30%	0.32%
7%	23%	18%	18%	15%	19%

21

Financial highlights
Delaware Small Cap Value Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[4]
Ratio of net investment income to average net assets
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding have been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

22

Six months ended
5/31/21[1]	Year ended
(Unaudited)	11/30/20	11/30/19	11/30/18	11/30/17	11/30/16
$59.19	$65.28	$65.29	$70.83	$61.32	$55.23

0.17	0.55	0.70	0.57	0.52	0.42
22.40	(3.86)	3.86	(5.08)	9.42	9.02
22.57	(3.31)	4.56	(4.51)	9.94	9.44

(0.54)	(0.74)	(0.61)	(0.42)	(0.43)	(0.45)
—	(2.04)	(3.96)	(0.61)	—	(2.90)
(0.54)	(2.78)	(4.57)	(1.03)	(0.43)	(3.35)

$81.22	$59.19	$65.28	$65.29	$70.83	$61.32

38.39%	(5.43% )	8.95%	(6.46% )	16.30%	18.77%

$4,300,966	$3,115,293	$2,955,897	$2,731,344	$3,270,954	$2,166,172
0.85%	0.89%	0.90%	0.90%	0.93%	0.99%
0.47%	1.05%	1.15%	0.81%	0.80%	0.82%
7%	23%	18%	18%	15%	19%

23

Financial highlights
Delaware Small Cap Value Fund Class R6

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[3]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[5]
Ratio of net investment income to average net assets
Portfolio turnover

[1]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.
[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	The average shares outstanding have been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[6]	Portfolio turnover is representative of the Fund for the entire period.

See accompanying notes, which are an integral part of the financial statements.

24

Six months ended					5/2/16[1]
5/31/21[2]	Year ended				to
(Unaudited)	11/30/20	11/30/19	11/30/18	11/30/17	11/30/16
$59.32	$65.41	$65.41	$70.95	$61.38	$51.46

0.23	0.64	0.81	0.69	0.65	0.32
22.44	(3.85)	3.85	(5.08)	9.43	9.60
22.67	(3.21)	4.66	(4.39)	10.08	9.92

(0.61)	(0.84)	(0.70)	(0.54)	(0.51)	—
—	(2.04)	(3.96)	(0.61)	—	—
(0.61)	(2.88)	(4.66)	(1.15)	(0.51)	—

$81.38	$59.32	$65.41	$65.41	$70.95	$61.38

38.53%	(5.28% )	9.14%	(6.29% )	16.52%	19.28%

$1,342,302	$928,618	$605,623	$394,064	$207,719	$4,187
0.69%	0.72%	0.72%	0.72%	0.75%	0.77%
0.63%	1.22%	1.33%	0.99%	0.98%	0.96%
7%	23%	18%	18%	15%	19% [6]

25

Notes to financial statements
Delaware Small Cap Value Fund	May 31, 2021 (Unaudited)

Delaware Group® Equity Funds V (Trust) is organized as a Delaware statutory trust and offers three series: Delaware Wealth Builder Fund, Delaware Small Cap Core Fund, and Delaware Small Cap Value Fund. These financial statements and the related notes pertain to Delaware Small Cap Value Fund (Fund). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class C, Class R, Institutional Class, and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. There is no front-end sales charge when you purchase $1,000,000 or more of Class A shares. However, if Delaware Distributors, L.P. (DDLP) paid your financial intermediary a commission on your purchase of $1,000,000 or more of Class A shares, for shares purchased prior to July 1, 2020, you will have to pay a limited contingent deferred sales charge (“Limited CDSC”) of 1.00% if you redeem these shares within the first year after your purchase and 0.50% if you redeem these shares within the second year or for shares purchased on or after July 1, 2020, you will have to pay a Limited CDSC of 1.00% if you redeem these shares within the first 18 months after your purchase; unless a specific waiver of the Limited CDSC applies. Class C shares are sold with a CDSC of 1.00%, which will be incurred if redeemed during the first 12 months. Class R, Institutional Class, and Class R6 shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. In addition, Class R6 shares do not pay any service fees, sub-accounting fees, and/or sub-transfer agency fees to any brokers, dealers or other financial intermediaries.

On December 2, 2020, Waddell & Reed Financial, Inc., the parent company of Ivy Investment Management Company, the investment adviser of the Ivy Funds Complex (the Ivy Funds), and Macquarie Management Holdings, Inc., the US holding company for Macquarie Group Limited’s US asset management business (Macquarie), announced that they had entered into an agreement whereby Macquarie would acquire the investment management business of Waddell & Reed Financial, Inc. (the “Transaction”). The Transaction closed on April 30, 2021. The Ivy Funds, as part of Delaware Funds® by Macquarie, are now managed by Delaware Management Company (DMC) and distributed by DDLP.

1. Significant Accounting Policies

The Fund follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Fund.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Open-end investment companies are valued at their published net asset value (NAV). Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken

26

into consideration, such as market closures or suspension of trading in a security. Restricted securities are valued at fair value using methods approved by the Board.

Federal Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken or expected to be taken on the Fund’s federal income tax returns through the six months ended May 31, 2021 and for all open tax years (years ended November 30, 2017–November 30, 2020), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in “Other” on the “Statement of operations.” During the six months ended May 31, 2021, the Fund did not incur any interest or tax penalties.

Class Accounting — Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class. Class R6 shares will not be allocated any expenses related to service fees, sub-accounting fees, and/or sub-transfer agency fees paid to brokers, dealers, or other financial intermediaries.

Underlying Funds — The Fund may invest in other investment companies (Underlying Funds) to the extent permitted by the 1940 Act. The Underlying Funds in which the Fund may invest include ETFs. The Fund will indirectly bear the investment management fees and other expenses of the Underlying Funds.

Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Funds® by Macquarie (Delaware Funds) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Distributions received from investments in real estate investment trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if

27

Notes to financial statements
Delaware Small Cap Value Fund

1. Significant Accounting Policies (continued)

any, annually. The Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. The expenses paid under this arrangement are included on the “Statement of operations” under “Custodian fees” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the six months ended May 31, 2021, the Fund earned $0 under this arrangement.

The Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the six months ended May 31, 2021, the Fund earned $615 under this arrangement.

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Macquarie Investment Management Business Trust and the investment manager, an annual fee which is calculated daily and paid monthly at the rates of 0.75% on the first $500 million of average daily net assets of the Fund, 0.70% on the next $500 million, 0.65% on the next $1.5 billion, and 0.60% on average daily net assets in excess of $2.5 billion.

DMC may permit its affiliates, Macquarie Investment Management Global Limited (MIMGL) and Macquarie Funds Management Hong Kong Limited (together, the “Affiliated Sub-Advisors”), to execute Fund equity security trades on its behalf. DMC may also seek quantitative support from MIMGL. Although the Affiliated Sub-Advisors serve as sub-advisors, DMC has ultimate responsibility for all investment advisory services. For these services, DMC, not the Fund, may pay each Affiliated Sub-Advisor a portion of its investment management fee.

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administrative oversight services to the Fund. For these services, DIFSC’s fees are calculated daily and paid monthly based on the aggregate daily net assets of all funds within the Delaware Funds at the following annual rates: 0.00475% of the first $35 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $45 billion (Total Fee). Each fund in the Delaware Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative NAV basis. This amount is included on the “Statement of operations” under “Accounting and administration expenses.” For the six months ended May 31, 2021, the Fund was charged $98,324 for these services.

DIFSC is also the transfer agent and dividend disbursing agent of the Fund. For these services, DIFSC’s fees are calculated daily and paid monthly based on the aggregate daily net assets of the retail funds within the Delaware Funds at the following annual rates: 0.014% of the first $20 billion; 0.011% of the

28

next $5 billion; 0.007% of the next $5 billion; 0.005% of the next $20 billion; and 0.0025% of average daily net assets in excess of $50 billion. The fees payable to DIFSC under the shareholder services agreement described above are allocated among all retail funds in the Delaware Funds on a relative NAV basis. This amount is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the six months ended May 31, 2021, the Fund was charged $240,221 for these services. Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Fund. Sub-transfer agency fees are paid by the Fund and are also included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” The fees are calculated daily and paid as invoices are received on a monthly or quarterly basis.

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual 12b-1 fees of 0.25%, 1.00%, and 0.50% of the average daily net assets of the Class A, Class C, and Class R shares, respectively. The fees are calculated daily and paid monthly. Class R6 and Institutional Class shares do not pay 12b-1 fees.

As provided in the investment management agreement, the Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal, tax, and regulatory reporting services to the Fund. For the six months ended May 31, 2021, the Fund was charged $82,777 for internal legal, tax, and regulatory reporting services provided by DMC and/or its affiliates’ employees. This amount is included on the “Statement of operations” under “Legal fees.”

For the six months ended May 31, 2021, DDLP earned $23,098 for commissions on sales of the Fund’s Class A shares. For the six months ended May 31, 2021, DDLP received gross CDSC commissions of $15 and $2192 on redemptions of the Fund’s Class A and Class C shares, respectively, and these commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

In addition to the management fees and other expenses of the Fund, the Fund indirectly bears the investment management fees and other expenses of the investment companies (Underlying Funds) in which it invests. The amount of these fees and expenses incurred indirectly by the Fund will vary based upon the expense and fee levels of the Underlying Funds and the number of shares that are owned of the Underlying Funds at different times.

3. Investments

For the six months ended May 31, 2021, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$384,089,897
Sales	365,301,956

29

Notes to financial statements
Delaware Small Cap Value Fund

3. Investments (continued)

At May 31, 2021, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes have been estimated since final tax characteristics cannot be determined until fiscal year end. At May 31, 2021, the cost and unrealized appreciation (depreciation) of investments for the Fund were as follows:

Cost of investments	$3,878,756,822
Aggregate unrealized appreciation of investments	$2,696,681,032
Aggregate unrealized depreciation of investments	(93,224,143)
Net unrealized appreciation of investments	$2,603,456,889

US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized as follows:

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)
Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)
Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market

30

prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of May 31, 2021:

Level 1
Securities
Assets:
Common Stock	$6,352,454,452
Short-Term Investments	129,759,259
Total Value of Securities	$6,482,213,711

During the six months ended May 31, 2021, there were no transfers into or out of Level 3 investments. The Fund’s policy is to recognize transfers into or out of Level 3 investments based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to the Fund’s net assets. During the six months ended May 31, 2021, there were no Level 3 investments.

4. Capital Shares

Transactions in capital shares were as follows:

	Six months
	ended	Year ended
	5/31/21	11/30/20
Shares sold:
Class A	1,377,484	2,909,812
Class C	168,788	236,401
Class R	162,441	227,744
Institutional Class	8,348,177	25,659,869
Class R6	3,870,359	11,282,268
Shares issued upon reinvestment of dividends and distributions:
Class A	67,207	433,909
Class C	1,413	62,070
Class R	3,871	38,657
Institutional Class	423,912	1,864,838
Class R6	152,940	409,481
	14,576,592	43,125,049

31

Notes to financial statements
Delaware Small Cap Value Fund

4. Capital Shares (continued)

	Six months
	ended	Year ended
	5/31/21	11/30/20
Shares redeemed:
Class A	(1,840,743)	(3,787,725)
Class C	(333,377)	(642,826)
Class R	(172,377)	(386,778)
Institutional Class	(8,454,673)	(20,166,039)
Class R6	(3,182,051)	(5,296,959)
	(13,983,221)	(30,280,327)
Net increase	593,371	12,844,722

Certain shareholders may exchange shares of one class for shares of another class in the same Fund. These exchange transactions are included as subscriptions and redemptions in the table above and on the “Statements of changes in net assets.” For the six months ended May 31, 2021 and the year ended November 30, 2020, the Fund had the following exchange transactions:

	Exchange Redemptions				Exchange Subscriptions
			Institutional		Institutional
	Class A	Class C	Class	Class R6	Class A	Class	Class R6
	Shares	Shares	Shares	Shares	Shares	Shares	Shares	Value
Six months ended
5/31/21	17,807	7,066	295	–	5,698	5,209	–	$1,552,306
Year ended
11/30/20	11,650	7,387	51,430	3,811	4,924	15,758	51,397	4,454,823

5. Line of Credit

The Fund, along with certain other funds in the Delaware Funds (Participants), is a participant in a $225,000,000 revolving line of credit (Agreement) intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the Agreement, the Participants are charged an annual commitment fee of 0.15% with the addition of an upfront fee of 0.05%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets under the Agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the Agreement expires on November 1, 2021.

The Fund had no amounts outstanding as of May 31, 2021, or at any time during the period then ended.

6. Securities Lending

The Fund, along with other funds in the Delaware Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a

32

security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day, may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.

Cash collateral received by each fund of the Trust is generally invested in a series of individual separate accounts, each corresponding to a fund. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; and asset-backed securities. A fund can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.

In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent, and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

The Fund may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those

33

Notes to financial statements
Delaware Small Cap Value Fund

6. Securities Lending (continued)

circumstances, the value of the Fund’s cash collateral account may be less than the amount the Fund would be required to return to the borrowers of the securities and the Fund would be required to make up for this shortfall.

During the six months ended May 31, 2021, the Fund had no securities out on loan.

7. Credit and Market Risk

Beginning in January 2020, global financial markets have experienced and may continue to experience significant volatility resulting from the spread of a novel coronavirus known as COVID-19. The outbreak of COVID-19 has resulted in travel and border restrictions, quarantines, supply chain disruptions, lower consumer demand, and general market uncertainty. The effects of COVID-19 have and may continue to adversely affect the global economy, the economies of certain nations, and individual issuers, all of which may negatively impact the Fund’s performance.

Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests will cause the NAV of the Fund to fluctuate.

The Fund invests in growth stocks (such as those in the financial services sector), which reflect projections of future earnings and revenue. These prices may rise or fall dramatically depending on whether those projections are met. These companies’ stock prices may be more volatile, particularly over the short term.

The Fund invests a significant portion of its assets in small companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small sized companies may be more volatile than investments in larger companies for a number of reasons, which include limited financial resources or a dependence on narrow product lines.

The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the six months ended May 31, 2021. The Fund’s REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of May 31, 2021, there were no Rule 144A securities held by the Fund.

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8. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

9. Recent Accounting Pronouncements

In August 2018, FASB issued an Accounting Standards Update (ASU), ASU 2018-13, which changes certain fair value measurement disclosure requirements. ASU 2018-13, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. ASU 2018-13 is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Management has implemented ASU 2018-13 on the financial statements.

10. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to May 31, 2021, that would require recognition or disclosure in the Fund’s financial statements.

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Other Fund information (Unaudited)
Delaware Small Cap Value Fund

Liquidity Risk Management Program

The Securities and Exchange Commission (the “SEC”) has adopted Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”), which requires all open-end funds (other than money market funds) to adopt and implement a program reasonably designed to assess and manage the fund’s “liquidity risk,” defined as the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund.

The Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Board has designated the Division Director of the US Operational Risk Group of Macquarie Asset Management as the Program Administrator for each Fund in the Trust.

As required by the Liquidity Rule, the Program includes policies and procedures that provide for: (1) assessment, management, and review (no less frequently than annually) of the Fund’s liquidity risk; (2) classification of each of the Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately Liquid, Less Liquid, and Illiquid); (3) funds that do not primarily hold assets that are Highly Liquid, establishing and maintaining a minimum percentage of the Fund’s net assets in Highly Liquid investments (called a “Highly Liquid Investment Minimum” or “HLIM”); and (4) prohibiting the Fund’s acquisition of Illiquid investments if, immediately after the acquisition, the Fund would hold more than 15% of its net assets in Illiquid assets. The Program also requires reporting to the SEC (on a non-public basis) and to the Board if the Fund’s holdings of Illiquid assets exceed 15% of the Fund’s net assets. Funds with HLIMs must have procedures for addressing HLIM shortfalls, including reporting to the Board and, with respect to HLIM shortfalls lasting more than seven consecutive calendar days, reporting to the SEC (on a non-public basis).

In assessing and managing the Fund’s liquidity risk, the Program Administrator considers, as relevant, a variety of factors, including: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the number of days it is reasonably expected to take to convert the investment to cash (for Highly Liquid and Moderately Liquid holdings) or to sell or dispose of the investment (for Less Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value. The Fund primarily holds assets that are classified as Highly Liquid, and therefore is not required to establish an HLIM.

At a meeting of the Board held on May 25-27, 2021, the Program Administrator provided a written report to the Board addressing the Program’s operation and assessing the adequacy and effectiveness of its implementation for the period from April 1, 2020 through March 31, 2021. The report concluded that the Program is appropriately designed and effectively implemented and that it meets the requirements of Rule 22e-4 and the Fund’s liquidity needs. The Fund’s HLIM is set at an appropriate level and the Fund complied with its HLIM at all times during the reporting period.

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About the organization

Board of trustees
Shawn K. Lytle	Ann D. Borowiec	Frances A.	Christianna Wood
President and	Former Chief Executive	Sevilla-Sacasa	Chief Executive Officer
Chief Executive Officer	Officer	Former Chief Executive	and President
Delaware Funds®	Private Wealth Management	Officer	Gore Creek Capital, Ltd.
by Macquarie	J.P. Morgan Chase & Co.	Banco Itaú International	Golden, CO
Philadelphia, PA	New York, NY	Miami, FL	Janet L. Yeomans Former Vice President and
Jerome D. Abernathy	Joseph W. Chow	Thomas K. Whitford
Managing Member,	Former Executive Vice	Former Vice Chairman	Treasurer
Stonebrook Capital	President	PNC Financial Services	3M Company
Management, LLC	State Street Corporation	Group	St. Paul, MN
Jersey City, NJ	Boston, MA	Pittsburgh, PA
Thomas L. Bennett	John A. Fry
Chairman of the Board	President
Delaware Funds	Drexel University
by Macquarie	Philadelphia, PA
Private Investor
Rosemont, PA

Affiliated officers
David F. Connor	Daniel V. Geatens	Richard Salus
Senior Vice President,	Senior Vice President and	Senior Vice President and
General Counsel,	Treasurer	Chief Financial Officer
and Secretary	Delaware Funds	Delaware Funds
Delaware Funds	by Macquarie	by Macquarie
by Macquarie	Philadelphia, PA	Philadelphia, PA
Philadelphia, PA

This semiannual report is for the information of Delaware Small Cap Value Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawarefunds.com/literature.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Forms N-PORT, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities, are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Fund’s most recent Form N-PORT are available without charge on the Fund’s website at delawarefunds.com/literature. The Fund’s Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at delawarefunds.com/proxy; and (ii) on the SEC’s website at sec.gov.

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Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

(b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the period covered by the report to stockholders included herein that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits

(a) (1) Code of Ethics

Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

DELAWARE GROUP® EQUITY FUNDS V

SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	August 6, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	August 6, 2021

RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	August 6, 2021